As filed with the Securities and Exchange Commission on April 28, 2010

File Nos. 333-68270 and 811-10475

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 27	[ X ]
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 28	[ X ]

COUNTRY MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1705 N. Towanda Avenue, Bloomington, Illinois       61701
            (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:  (309) 557-2629

Virginia Eves, Esq.
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61701
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ X ]	on April 30, 2010 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This post-effective amendment No. 27 to the Registration Statement of Country Mutual Fund Trust  (the “Trust”) is being filed for the purpose of updating annual financial information, responding to SEC comments and conforming the Trust’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239 and 274.

PROSPECTUS
April 30, 2010

[COUNTRY MUTUAL FUNDS LOGO]

COUNTRY VP Growth Fund (CVPGX)

COUNTRY VP Bond Fund (CVPLX)

This Prospectus provides information that you should know about the Funds before investing.  You are advised to read this Prospectus carefully and to retain it for future reference.  The Funds’ shares offered hereby are to be sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies (a “Contract”) issued by those insurance companies.  This Prospectus is designed to help you make an informed decision about the two funds that are available to you as investment options under your Contract.  You will find information about your Contract and how it works in the accompanying variable life insurance or variable annuity prospectus.

Please contact COUNTRY Fund Management, a department of COUNTRY Trust Bank, the Funds’ investment adviser, if you have any questions about any of the COUNTRY Funds.  See back cover for telephone numbers. Please keep this Prospectus with your investment records.

An investment in the Funds is not a deposit of COUNTRY Trust Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.   The Funds may invest in securities issued by government-sponsored entities.  Although the issuer may be chartered by Acts of Congress, investments in securities issued by government-sponsored entities are neither insured nor guaranteed by the United States Treasury.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents
Summary Section

VP Growth Fund	1

VP Bond Fund	5

Management	9

Portfolio Holdings Information	10

Defensive Investing Policy	10

Purchase and Redemption Price	10

The Distributor	12

Distributions and Taxes	13

Index Descriptions	14

Financial Highlights	15

Additional Information	Back Cover

SUMMARY SECTION

VP Growth Fund

INVESTMENT OBJECTIVE.
The VP Growth Fund (the “Fund”) seeks growth of capital and dividend income, if any, will be incidental to this objective.

FEES AND EXPENSES OF THE FUND.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a “Contract”), which would increase overall fees and expenses.  Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)                                                                                  N/A

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver/Expense Reimbursement(1)	-0.46%
Total Annual Fund Operating Expenses After Fee Waiver/Expense reimbursement(1)	0.90%

(1) The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.90% for the Fund.  The fee waiver and expense reimbursement may be terminated at any time after May 31, 2012 at the discretion of the Adviser.

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$338	$654	$1,553

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.35% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGY.
The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings.  Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies.  Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio.  This is a growth-oriented strategy.  Current income is not a significant factor in stock selection.

The Fund may also invest in fixed-income securities of any maturity such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action.  The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

PRINCIPAL RISKS.

There is a risk that you could lose all or a portion of your money on your investment in the Fund.  These risks may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

•	the success of the Fund’s investments depends on the portfolio managers’ skill in assessing the potential of the stocks they buy;

•	the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

•	credit risk or the risk that issuers’ credit ratings may be lowered or may not make interest and principal payments on time or in full;

•	foreign securities carry additional risks, including currency, natural event and political risks.

SUITABILITY.
The Fund may be a suitable investment for you if you:

•	can accept the risks of investing in a portfolio of common stocks;

•	desire a fund that uses a growth-oriented strategy;

•	can tolerate performance which varies from year to year.

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

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BAR CHART AND PERFORMANCE TABLE
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The bar chart includes the effects of the Fund’s expenses.  The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance.  Both the bar chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies.  If these fees and charges had been reflected, the performance shown would have been lower.

Annual Total Returns
As of December 31

During the period reflected in the bar chart, the highest return for a quarter was 14.82% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.22% for the quarter ended December 31, 2008.

Performance Table
Average Annual Total Returns
As of December 31, 2009
	1 Year	5 Years	Since Inception (11/17/2003)
VP Growth Fund
	23.56%	1.26%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	3.15%
Lipper Large Cap Core Funds Average (reflects no deduction for taxes)	26.71%	-0.68%	0.36%

INVESTMENT ADVISER
COUNTRY Fund Management, a Department of COUNTRY Trust Bank, serves as the investment adviser to the Fund (the “Adviser”)

PORTFOLIO MANAGERS.
All of the investment decisions by the Adviser for the Fund are made by a team of four investment professionals led by John D. Enlund.  John Enlund has managed the Fund since 2003 and is Director – Equity Investments.  Derek Vogler has been a portfolio manager for the Fund since 2003 and serves as Vice President – Wealth Management. Gregory Winn has been a portfolio manager for the Fund since 2004.  Mike Ruesy has been a portfolio manager for the Fund since 2006.

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PURCHASE AND SALE OF FUND SHARES.
The Funds are currently available only to persons who own Contracts issued by a life insurance company.  You will find information about your Contract and how it works in a separate variable life insurance or variable annuity prospectus. Investors may sell their Fund shares by contacting their COUNTRY Financial Representative on any business day. Investors should consult their investment professionals for more information.

TAX INFORMATION.
Distributions made by the Fund to an insurance company separate account, and exchanges and redemptions of Fund shares made by a separate account, ordinarily do not cause the corresponding Contract holder to recognize income or gain for federal income tax purposes. See the accompanying Contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the Contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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VP Bond Fund

INVESTMENT OBJECTIVE.
The VP Bond Fund (the “Fund”) seeks maximum total return consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (a “Contract”), which would increase overall fees and expenses.  Please refer to your Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)                                                                                 N/A

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Other Expenses	0.67%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver/Expense Reimbursement(2)	-0.47%
Total Annual Fund Operating Expenses After Fee Waiver/Expense reimbursement(1)(2)	0.72%

(1)  Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.  Please note that the amount of Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement shown in the above table will differ from the Ratio of Expenses to Average Net Assets (after expense waiver and reimbursement) included in the “Financial Highlights” section of the prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
(2)  The Adviser and Custodian have agreed to waive fees and reimburse other Fund expenses until May 31, 2012 so that all custody fees are waived for the Fund and so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 0.70% for the Fund.  The fee waiver and expense reimbursement do not apply to acquired funds fees and expenses and may be terminated at any time after May 31, 2012 at the discretion of the Adviser.

EXAMPLE.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the Example does not reflect any insurance or Contract-related fees and expenses, and if those fees and expenses were reflected the Example would show higher costs.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$282	$561	$1,357

5

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years.  Under normal conditions, the Fund invests at least 80% of assets in the following:

•	debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

•	securities issued by the U.S. Government or its agencies or instrumentalities

•
obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund’s net assets will be invested in bonds (U.S. Government, corporate and convertible issues).  The Fund may invest up to 20% of its net assets in corporate bonds which are rated below the top three rating categories.  On occasion, up to 20% of the Fund’s net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies.  The Fund may invest up to 10% of its assets in securities of foreign issuers.  The Fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields.  The Fund invests in securities of longer-term maturities in order to obtain higher yields.  Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

PRINCIPAL RISKS.

There is a risk that you could lose all or a portion of your money on your investment in the Fund.  These risks may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer’s actual or perceived creditworthiness or an issuer’s ability to meet its obligations;

•	call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

•	the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

•	the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

•	in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

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•	when interest rates rise, mortgage-and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns;

•	foreign securities carry additional risks, including currency, natural event and political risks.

SUITABILITY.
The Fund may be a suitable investment for you if you seek:

•	a relatively conservative investment for income;

•	a bond fund that invests in both corporate and U.S. Government securities;

•	a fund to complement a portfolio of more aggressive investments.

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

BAR CHART AND PERFORMANCE TABLE
The following bar chart provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year.  The bar chart includes the effects of the Fund’s expenses.  The performance table shows how the Fund’s average annual return compares with that of a broad measure of market performance.  Both the bar chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Also, the performance figures do not reflect the fees and charges of the variable annuity contracts and variable life insurance policies.  If these fees and charges had been reflected, the performance shown would have been lower.

Annual Total Returns
As of December 31

During the period reflected in the bar chart, the highest return for a quarter was 3.76% for the quarter ended September 30, 2009 and the lowest return for a quarter was –2.52% for the quarter ended June 30, 2004.

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Performance Table
Average Annual Total Returns
As of December 31, 2009
	1 Year	5 Years	Since Inception (11/17/2003)
VP Bond Fund
	7.89%	4.70%	4.46%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.84%
Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	11.94%	3.34%	4.57%

INVESTMENT ADVISER.
COUNTRY Fund Management, a Department of COUNTRY Trust Bank, serves as the investment adviser to the Fund (the “Adviser”)

PORTFOLIO MANAGERS.
All of the investment decisions by the Adviser for the Fund are made by a team of four investment professionals led by John Jacobs.  John Jacobs has managed the Fund since 2003.  Mark Burns has been a portfolio manager for the Fund since 2005. Chad Hancock has been a portfolio manager for the Fund since 2006.  Darren Meyer has been a portfolio manager for the Fund since 2006.

PURCHASE AND SALE OF FUND SHARES.
The Funds are available only to persons who own Contracts issued by a life insurance company.  You will find information about your Contract and how it works in a separate variable life insurance or variable annuity prospectus. Investors may sell their Fund shares by contacting their investment professionals on any business day. Investors should consult their investment professionals for more information.

TAX INFORMATION.
Distributions made by the Fund to an insurance company separate account, and exchanges and redemptions of Fund shares made by a separate account, ordinarily do not cause the corresponding Contract holder to recognize income or gain for federal income tax purposes. See the accompanying Contract prospectus for information regarding the federal income tax treatment of the distributions to separate accounts and the holders of the Contracts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Management
COUNTRY Fund Management, a Department of COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, Illinois serves as the investment adviser to the Funds (“Adviser”) and is responsible for the selection and on-going monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs.  The Adviser is a separately identifiable department of COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, Illinois, 61702.  COUNTRY Trust Bank was organized as IAA Trust Company in 1970 and reorganized as COUNTRY Trust Bank in 2000.  The Adviser has no other investment company clients other than the Funds and affiliated series of COUNTRY Mutual Funds Trust.  For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the VP Growth Fund and 0.50% of the VP Bond Fund.  For the fiscal year ended December 31, 2009, the Adviser earned an advisory fee equal to 0.32% of the average daily net assets of the VP Growth Fund and 0.06% of the average daily net assets of the VP Bond Fund.

Through an Expense Waiver and Reimbursement Agreement, the Adviser has agreed to reduce its fees and reimburse the VP Growth Fund to the extent that its total annualized operating expenses exceed 0.90% of average daily net assets.  Similarly, the Adviser has agreed to reduce its fees and reimburse the VP Bond Fund to the extent that its total annualized operating expenses exceed 0.70% of average daily net assets.  The fee waiver and expense reimbursement do not apply to acquired funds fees and expenses.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement is included in the Funds’ Annual Report dated December 31, 2009.

Portfolio Managers

VP Growth Fund

A team of portfolio managers led by John D. Enlund manages the Fund.  Mr. Enlund has managed the Fund since 2003 and received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the right to use the Chartered Financial Analyst designation in 1986.  Mr. Enlund joined the Adviser in 1999, and currently serves as Director – Equity Investments.

Other members of the committee currently include (1) Derek Vogler who has performed strategy, research and trading on behalf of this Fund since 2003; (2) Gregory M. Winn who has performed strategy, research and trading on behalf of this Fund since 2004; and (3) Mike Ruesy who has performed strategy, research and trading on behalf of this Fund since 2006.

Derek C. Vogler, a graduate of Illinois State University, received a B.S. in finance in 1993, an M.B.A. in 1995, and earned the right to use the Chartered Financial Analyst designation in 1998.  Mr. Vogler joined the Adviser in 1995, and currently serves as Vice President, Wealth Management.

Gregory M. Winn received a B.A. in Finance from University of Illinois in 1998, an M.B.A. from DePaul University in 2003, and earned the right to use the Chartered Financial Analyst designation in 2003.

Mike Ruesy has a BBA and an MBA in Finance from Texas Christian University and earned the right to use the Chartered Financial Analyst designation in 2001.  Prior to joining the Adviser in 2006, Mr. Ruesy was a senior equity analyst at Caterpillar Investment Management, Ltd. from 2003 to 2006, and was a senior equity analyst at A.G. Edwards & Sons, Inc. from 1998 to 2003.

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VP Bond Fund

A committee led by John M. Jacobs is responsible for the Fund.  Mr. Jacobs has managed the Fund since 2003.  Other members of the committee currently include:  (1) Mark Burns who has performed strategy, research and trading on behalf of this Fund since 2005, (2) Chad Hancock and (3) Darren Meyer, who have performed strategy, research and trading on behalf of this Fund since 2006.

Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University.  He is a Chartered Financial Analyst charter holder.  Prior to joining the Adviser in 1975, Mr. Jacobs was an account executive for one of the leading national brokerage firms.

Mr. Burns, a graduate of Illinois State University received a B.S. in finance in 1990, an M.B.A. in 1994, and earned the right to use the Chartered Financial Analyst designation in 1998.  Mr. Burns, who serves as an Investment Officer, joined the Adviser in 2005.

Prior to joining the Adviser in 2006, Mr. Hancock was a portfolio manager at Caterpillar Investment Management, Ltd.  He received his B.S. in finance and marketing from Illinois State University in 1997 and an M.B.A. (finance concentration) from DePaul University.  Mr. Hancock also holds the right to use the Chartered Financial Analyst designation.

Prior to joining the Adviser in 2006, Mr. Meyer previously worked for Caterpillar Investment Management, Ltd. as a Senior Investment Analyst.  He received his BBA from Loyola University, Chicago, and his MBA from Butler University.  Mr. Meyer also holds the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  The SAI is available by contacting the Variable Product Service Center for COUNTRY Investors Life Assurance Company at 1-888-349-4658.

Defensive Investing Policy
The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When a Fund takes a temporary defensive position it may not achieve its investment goals.

Purchase and Redemption Price
This Prospectus and the related SAI do not constitute an offer to sell or a solicitation of an offer to buy shares in the Funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction.

Purchase Price: Shares of both Funds are sold at the net asset value (“NAV”) next determined after receipt of the order by the Funds.  The NAV for all Funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.  Each Fund’s investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds’ Board of Trustees.

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Timing of Requests: All requests received by the Funds before 3:00 p.m. Central Time will be executed the same day, at that day’s closing share price.  Orders received after 3:00 p.m. Central Time will be executed the following day, at that day’s closing share price.  Shares will not be priced on days when the New York Stock Exchange is closed.

Stock Exchange Closings: Shares of the Funds will not be priced and are not available for purchase when the New York Stock Exchange and/or Federal Reserve are closed, including the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

Fair Value Pricing:  The Funds have implemented procedures which are used to determine the prices of securities held in the Funds’ portfolio, as well as the Funds’ daily NAV.  Generally, if market quotations do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Funds’ Board of Trustees believes accurately reflects fair value.

In the event it is necessary to determine fair value of a particular security, the Funds’ Valuation Committee will undertake the valuation.  The Valuation Committee considers all appropriate factors to determine fair value, which include but are not limited to, (a) fundamental analytical data relating to the investment; (b) the nature and duration of any restrictions on disposition of the securities in question; (c) the forces which influence the market in which those securities are purchased and sold and (d) the value of other financial instruments, including derivatives, traded on other markets or among dealers.

Overall, there can be no assurance that the Funds can purchase or sell a portfolio security at the price used to calculate the Funds’ NAV.  In the case of portfolio securities, lack of information and uncertainty about the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair values generally remain unchanged until new information becomes available.  Consequently, changes in the fair value of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Therefore, if a shareholder purchases or redeems shares in a Fund that holds securities priced at a fair value, this may have the effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Market Timing:  Frequent or short-term purchases and redemptions of Fund shares, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by their shareholders.  In particular, such activity may dilute the value of the shares of the Funds, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds.  In order to try to protect shareholders from potentially harmful trading activity, the Board has adopted market timing policies and procedures (the “Market Timing Procedures”).  The Funds’ Market Timing Procedures are designed to detect and prevent frequent or short-term activity within the Funds that may adversely affect other shareholders.  The Funds’ distributor has entered into written agreements with the Funds’ financial intermediaries or omnibus account holders, under which each intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Fund can enforce its Market Timing Procedures.

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More specifically, the Funds’ Market Timing Procedures detect potential market timers by examining the number and/or size of transfers made by shareholders within given periods of time, as well as the number of “round trip” purchases and redemptions or redemptions and purchases into and out of the Funds.  For purposes of applying the parameters used to detect potential market timers, the Funds may aggregate transfers made under multiple accounts owned by the same shareholder.  When determining the existence of market timing, the number and/or size of transfers and number of round trips will be considered on a case-by-case basis.  The Funds also coordinate with omnibus account holders to identify potential market timers, and will investigate any patterns of trading behavior identified in those accounts that may not have been captured through operation of our Market Timing Procedures.  Currently the Funds apply these Market Timing Procedures uniformly to all shareholders of the Funds.  However, the Funds reserve the right to vary their Market Timing Procedures from Fund to Fund, and to be more restrictive with regard to certain Funds than others.

Shareholders seeking to engage in transactions may deploy a variety of strategies to avoid detection.  The Funds’ ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  Furthermore, the ability of the Funds to apply the Market Timing Procedures to shareholders investing through omnibus accountholders is dependent on the receipt of information necessary to identify transactions by the underlying shareholders and the omnibus accountholder’s cooperation in implementing the Market Timing Procedures.  Accordingly, despite the Funds’ best efforts, the Funds cannot guarantee that their Market Timing Procedures will detect every potential market timer, but the Funds seek to apply their Market Timing Procedures consistently to all shareholders.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (including exchanges) from any shareholder or redeem the shares of any shareholder who the Funds believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

In the Funds’ sole discretion, the Funds may revise their Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term fund activity that may adversely affect other shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers) or redemption fees.  The Funds reserve the right to reject any purchase order or suspend the offering of shares of the Funds.

The Distributor
COUNTRY Capital Management Company, a registered broker-dealer affiliated with COUNTRY Trust Bank, currently serves as the distributor for the Funds on a best efforts basis.  The Funds have adopted a plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).  This plan allows each Fund to pay distribution fees for the sale and distribution of its shares.  For instance, fees are paid to persons who sell the Funds’ shares.  Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.  No charges are currently assessed under this plan.  Additional cash compensation may be paid by affiliated insurance companies to persons affiliated with COUNTRY Capital Management Company who reach certain sales goals.

12

The Funds are available only to persons who own Contracts issued by a life insurance company.  The Trust has obtained exemptive relief from the SEC to permit the Funds’ shares to be offered and sold to variable annuity and variable life separate accounts of various insurance companies, which may not be affiliated with one another, as well as to qualified plans.  The Funds and/or COUNTRY Trust Bank may make payments to life insurance companies issuing Contracts to compensate them for various sub-administrative services provided to the Fund and Contract owners.

The Funds do not currently foresee any disadvantage to Contract owners arising from offering the Funds’ shares to separate accounts funding variable annuity contracts and separate accounts funding variable life insurance policies or to separate accounts of insurance companies that are unaffiliated with one another. However, it is theoretically possible that the interests of owners of various Contracts participating in the Funds through separate accounts funding those Contracts might at some time be in conflict.  In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in one or more of the Funds, which might force the affected Funds to sell portfolio securities at disadvantageous prices.

Distributions and Taxes
Each Fund is a regulated investment company (“RIC”) for federal income tax purposes.  RICs are generally not taxed at the entity (Fund) level.  They pass through their income and gains to their shareholders by paying dividends.  Each Fund will be treated as a RIC if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements.

Although each Fund expects to operate so as to have no federal tax liability, if a Fund has any federal tax liability, that could hurt the investment performance of that Fund.  Because each Fund may invest in foreign securities or hold foreign currencies, it could be subject to foreign taxes which could reduce the investment performance of that Fund.

In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of their total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

It is important for each Fund to maintain its RIC status because the insurance company separate accounts investing in that Fund will then be permitted to use a favorable federal income tax diversification testing rule in determining whether the Contracts indirectly funded by that Fund meet tax qualification rules for variable insurance contracts.  If a Fund fails to meet the diversification requirements set forth above, owners of non-pension plan Contracts funded through that Fund could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. COUNTRY Fund Management, therefore, carefully monitors compliance with all of the diversification requirements.

Each Fund currently declares and pays dividends on net investment income, if any, and distributes all realized capital gains, at least annually.

13

Index Descriptions
The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.  The figures above do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have wide latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

14

Financial Highlights
The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years indicated.  Certain information reflects financial results for a single Fund share.  Total return shows how much your investment in the Fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.  These figures have been derived from financial statements that have been audited by Ernst & Young LLP whose report, along with the Funds’ financial statements, are included in the Funds’ annual report which is available upon request.

	COUNTRY VP Growth Fund
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of year	$8.29	$12.28	$12.23	$11.47	$11.19

Income from investment operations
Net investment income(1)	0.12	0.13	0.13	0.17	0.13
Net realized and unrealized gain (loss)	1.82	(3.89)	0.71	1.06	0.47
Total from investment operations	1.94	(3.76)	0.84	1.23	0.60

Less distributions
Dividends from net investment income	(0.07)	(0.13)	(0.13)	(0.17)	(0.14)
Distributions from capital gains	-	(0.10)	(0.66)	(0.30)	(0.18)
Return of capital	-	-(2)	-	-	-
Total distributions	(0.07)	(0.23)	(0.79)	(0.47)	(0.32)
Net asset value, end of year	$10.16	$8.29	$12.28	$12.23	$11.47

Total investment return (3)	23.56%	(30.93)%	6.88%	10.83%	5.33%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,294	$9,276	$13,759	$13,418	$12,403
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.36%	1.30%	1.24%	1.32%	1.48%
After expense waiver and reimbursement(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	0.89%	0.81%	0.67%	1.02%	0.58%
After expense waiver and reimbursement(4)	1.35%	1.21%	1.01%	1.44%	1.16%
Portfolio turnover rate	20.35%	21.82%	29.33%	26.70%	14.11%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

15

	COUNTRY VP Bond Fund
	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of year	$9.93	$10.06	$9.77	$9.84	$10.03

Income from investment operations
Net investment income(1)	0.36	0.40	0.41	0.38	0.35
Net realized and unrealized gain (loss)	0.41	(0.07)	0.29	(0.07)	(0.17)
Total from investment operations	0.77	0.33	0.70	0.31	0.18

Less distributions
Dividends from net investment income	(0.36)	(0.41)	(0.41)	(0.38)	(0.37)
Distributions from capital gains	(0.06)	(0.05)	-	-	-
Return on capital	-	-(2)	-	-	-
Total distributions	(0.42)	(0.46)	(0.41)	(0.38)	(0.37)
Net asset value, end of year	$10.28	$9.93	$10.06	$9.77	$9.84

Total investment return (3)	7.89%	3.35%	7.23%	3.34%	1.82%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,726	$17,637	$16,788	$15,710	$15,465
Ratio of expenses to average net assets:
Before expense waiver and reimbursement(4)	1.17%	1.10%	1.05%	1.23%	1.50%
After expense waiver and reimbursement(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
Before expense waiver and reimbursement(4)	3.05%	3.64%	3.82%	3.28%	2.76%
After expense waiver and reimbursement(4)	3.52%	4.04%	4.17%	3.81%	3.56%
Portfolio turnover rate	8.58%	31.72%	13.59%	11.46%	18.36%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Amount represents less than $0.005 per share.
(3)	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.
(4)	Ratios do not include fees and expenses of any variable annuity contract or variable life insurance policy.

16

Additional Information

Annual/Semi-Annual Report to Shareholders:

Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current annual/semi-annual report or SAI, please write or call
Variable Product Service Center for
COUNTRY Investors Life Assurance Company
P.O. Box 9239
Des Moines, Iowa 50306-9239
1-888-349-4658

The annual/semi-annual reports and SAI for the Funds are not currently available on the Funds’ website as the VP Funds are sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies, and are not sold directly to investors.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services provided by:
COUNTRY Trust Bank
1705  Towanda Avenue, P.O. Box 2020
Bloomington, IL 61702
www.countryinvestment.com
1-800-422-8261

SEC file #811-10475

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

COUNTRY VP Growth Fund (CVPGX)
COUNTRY VP Bond Fund (CVPLX)
Each a series of COUNTRY Mutual Funds Trust

1705 Towanda Avenue
Bloomington, IL  61702
(309) 821-4600

This Statement of Additional Information is not a prospectus and is intended only to provide additional information regarding the activities and operations of the Funds.  It should be read in conjunction with the Funds’ Prospectus dated April 30, 2010, and is incorporated by reference in its entirety into the Prospectus.  Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.  The Funds’ most recent Annual Report to Shareholders is a separate document that is incorporated by reference in this Statement of Additional Information.

You may request a copy of the Funds’ Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge from COUNTRY Fund Management, a department of COUNTRY Trust Bank, 1705 Towanda Avenue, Bloomington, IL 61702, at the telephone number listed above, or by contacting the Funds’ principal underwriter, COUNTRY Capital Management Company, 1705 Towanda Avenue, Bloomington, Illinois (309) 821-5228.

Table of Contents

History of the Funds	3
Description of Investments and Risks	4
Investment Restrictions	8
Portfolio Turnover	10
Portfolio Holdings Information	10
Management	11
Codes of Ethics	20
Proxy Voting and Principal Holders of Securities	20
Control Persons and Principal Holders of Securities	21
Investment Advisory and Other Services	22
Other Service Providers	27
Brokerage	28
Purchases, Redemptions, and Pricing of Shares	30
Taxation	32
Distributor Compensation	33
Financial Statements	34
Appendix “A” -- Descriptions of Securities Ratings	35

History of the Funds

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware statutory trust organized August 13, 2001 (the “Trust”).  Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. through a reorganization approved by shareholders of each of the funds.  Pursuant to a Plan of Reorganization approved by the shareholders of each of the Funds, on September 22, 2006, the COUNTRY Balanced Fund was merged with the COUNTRY Growth Fund and the COUNTRY Short-Term Bond Fund was merged with the COUNTRY Bond Fund.

Currently the Trust consists of four funds (series).  Two of the funds are offered directly to investors under a separate Prospectus and Statement of Additional Information.  This Statement of Additional Information does not pertain to those funds and does not modify the information provided in relation to those funds.  This Statement of Additional Information pertains to the following two separate funds (each a “Fund,” and collectively, the “Funds”) described herein:

COUNTRY VP Growth Fund (“VP Growth Fund”)
COUNTRY VP Bond Fund (“VP Bond Fund”)

The Funds’ shares offered hereby are to be sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies (“Contract” or collectively, “Contracts”) issued by those insurance companies.  This Statement of Additional Information is designed to help you make an informed decision about the two Funds that are available under your Contract.

COUNTRY Fund Management, a department of COUNTRY Trust Bank, a federally registered investment adviser, serves as the adviser to the Funds (the “Adviser”).

Classification:
The Funds are classified as open-end management investment companies.  The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. government or its agencies or instrumentalities or securities of open end investment companies to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”)).

Description of Investments and Risks

The following paragraphs provide a more detailed description of the investment policies and risks of the Funds as described in the Prospectus.  None of these investment policies are fundamental and each may be changed by the Board of Trustees of the Trust (“Board”).

Credit Quality:
The following section describes credit quality ratings applicable to various types of investments of the Funds. Under normal circumstances, the Funds will not purchase investments rated below these ratings.  However, each Fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating.  In the event a security held by the Fund is downgraded below the minimum rating stated below, the Adviser shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the Fund and its shareholders.

VP Growth Fund:  When investing in fixed income securities, the VP Growth Fund’s management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, or Baa) or Standard & Poor’s Rating Services (“S&P”) (AAA, AA, A, or BBB).

VP Bond Fund:  At least 80% of the Fund’s net assets will consist of obligations of corporations or other entities which, at the time of purchase by the Funds are rated at least “A-” by S&P or “A3” by Moody’s, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.  Up to 20% of the Fund’s net assets may consist of commercial paper of U.S. issuers rated “A-1” or “A-2” by S&P or “P-1” or “P-2” by Moody’s, certificates of deposit, time deposits and bankers’ acceptances, and bonds which are rated in any category lower than “A-” by S&P and “A3” by Moody’s.  When deemed necessary for temporary defensive purposes, the Fund’s investment in commercial paper, certificates of deposit, time deposits and bankers’ acceptances may exceed 20% of its net assets, although the Fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments.  Commercial paper and certificates of deposit could be over 5%.  Under no circumstances will the Fund invest more than 20% of its net assets in corporate bonds which are rated lower than “A-” by S&P and “A3” by Moody’s or are unrated.  Obligations rated “BBB” by S&P or “Baa” by Moody’s are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.  Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.  Under normal circumstances, only the Funds indicated will invest in each type of security.

Asset-Backed Securities:
The VP Bond Fund may invest in asset-backed securities, which are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities also may resemble some types of collateralized mortgage obligations.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Fixed-Income Securities:
All Funds may invest in fixed-income securities.  Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates.  In general, bond prices rise when interest rates fall and fall when interest rates rise.  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.  Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the VP Growth Fund and up to 10% of the VP Bond Fund may invest in securities of foreign issuers, the Funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
Both Funds may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase.  The Funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.  To facilitate purchases, equivalent deliverable securities will be pledged for the transactions.  On delivery dates for such purchases, the Funds will meet the purchase obligations from maturities, sales of other securities or from other available sources of cash.  During the time the purchase is outstanding, the contract is marked to market daily and included on the Funds’ Schedule of Investments.  The Funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the VP Bond Fund portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.  Securities purchased on a forward commitment or when-issued basis may expose the Funds to risk because they may experience such fluctuations prior to their actual delivery.  Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and their net asset value per share.

Government Securities:
Both Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance.  Treasury bills have a maturity of one year or less.  Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities.  Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates.  No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.  The Funds will invest in such securities only when they are satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
Both Funds may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities.  Mortgage-related securities are a form of derivative securities.  The mortgage-related securities in which the Funds may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid.  For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security’s return to the Funds.  The Funds also may invest in collateralized mortgage obligations, structures on pools of mortgage pass-through certificates or mortgage loans.  The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations.  Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations.  If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss.  Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by nationally recognized statistical rating organization such as Moody’s or S&P.

Municipal Bonds:
The VP Bond Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities.  They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:  airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works.  Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide:  privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal.  Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds.  Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are “general obligation bonds” and “revenue bonds”.  General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.  The taxes are special assessments that can be levied for the payment of debt service and may be limited or unlimited as to rate or amount.  Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuing municipality.  Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds.  There are variations in the security of municipal bonds, both within a particular classification and between classifications.  The Fund’s portfolio may include any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue.  Additionally, the imposition of the Fund’s management fee, as well as other operating expenses, will have the effect of reducing yield to investors.

Repurchase Agreements:
Both Funds may enter into repurchase agreements which are transactions in which the Funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Funds to earn a return on cash which is only temporarily available.  The Funds’ risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller’s obligation is in effect secured by the value of the underlying security.  The Funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a Fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline.  A Fund also might incur disposition costs in connection with liquidating the securities.  While the Funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the Adviser.

Restricted Securities:
Both Funds will not make any investments in restricted securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933).

Securities of Other Investment Companies:
Both Funds may invest in shares of other investment companies to the extent permitted by the 1940 Act or any rules and/or exemptive orders issued thereunder.  To the extent the Funds invest in shares of an investment company, they will bear their pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Normal and Temporary Defensive Cash Positions:
Both Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S.  Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker’s acceptances.  During periods of unusual economic or market conditions or for temporary defensive purposes, each Fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The VP Bond Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.  The Fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars.  A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.  The amount of the discount fluctuates with the market price of the security.  The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Investment Restrictions

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may be changed only by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares.

Restrictions Applicable to Both Funds

No Fund will:

•	Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective.  This restriction shall not limit the Funds’ ability to invest in securities issued by other registered investment companies.

•
Purchase or sell real estate, commodities, or commodity contracts.  However, subject to other investment policies and restrictions, the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business.  A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

•	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

•
Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board without shareholder approval.  All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental.  In addition to other restrictions previously noted,

Each Fund will not:
•	Invest in companies for purposes of exercising control or management.

•
Buy from or sell portfolio securities to any of its officers, trustees, employees, adviser or underwriter as principal except as otherwise approved by the Board and in accordance with Section 17 of the 1940 Act.

•	Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

•	Purchase or retain securities of any company if persons affiliated with such Fund or its adviser, as a group, beneficially own more than 1% of the securities of such a company.

•
Invest more than 15% of its net assets in illiquid securities.  A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

•	Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

•
Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities.

The VP Bond Fund will not:
•	Invest less than 80% of its assets in bonds.

Portfolio Turnover

The table below indicates each Fund’s portfolio turnover rate for the two most recently completed fiscal years.

	Fiscal Year	Fiscal Year
Fund Name	Ended 12/31/ 09	Ended 12/31/ 08
VP Growth Fund	20.35%	21.82%
VP Bond Fund	8.58%	31.72%

A portfolio turnover rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year.  The amount of brokerage commissions will tend to increase as the level of portfolio activity increases.  High portfolio turnover may result in the realization of substantial net capital gains or losses.

Portfolio Holdings Information

The Adviser and the Funds are subject to portfolio holdings disclosure policies that have been approved by the Board of Trustees.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments which the Funds hold.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the IDEA database on the SEC’s website at www.sec.gov.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information; or the disclosure is made pursuant to the Adviser’s or U.S. Bancorp Fund Services, LLC’s (“USBFS”) disclosure policies and procedures, which currently provide for the delivery of information regarding Fund portfolio holdings to rating and/or ranking organizations including, without limitation, Lipper, Morningstar, Standard & Poor’s, and Bloomberg, which delivery currently occurs between the fifth and the tenth business day of the month following the end of a calendar quarter, provided that disclosure and trading prohibitions are in place;

•
The disclosure is made to internal or affiliated parties involved in the investment process, including, but not limited to, the administration, operations, pricing, proxy voting, custody, accounting, oversight, counsel, or regulation of the Funds;

•
The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public, such as on the Funds’ website; or the disclosure is made with the prior written approval of either the Trust’s Treasurer or its Chief Compliance Officer (“CCO”).

The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information.  Such disclosure may be made only if the recipients of such information are subject to a confidentiality agreement.  The portfolio holdings information that may be distributed is limited to the information that the Adviser believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Treasurer or its CCO, pursuant to the Funds’ policies regarding disclosure of portfolio holdings.  The Funds’ Trustees will be provided at least annually a list of entities that have received such information, the frequency of such disclosures and the business purposes of the disclosures.

In each instance, a determination is made that such advance disclosure is in the best interest of the Funds’ shareholders and supported by a legitimate business purpose.  The recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Funds’ Treasurer, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Funds’ Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

No compensation or other consideration (as contemplated by SEC rules and regulations) is received by the Funds, the Adviser, or any other party in connection with the ongoing arrangements described above.

Management

Trustees and Officers of the Funds
The operations of each Fund are under the direction of the Board, each of whom have been elected by the shareholders of the Trust.  The Board establishes each Fund’s policies and oversees and reviews the management of each Fund.  The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds.  To assist the trustees and officers in carrying out their duties and responsibilities, the Funds have employed COUNTRY Fund Management, a department of COUNTRY Trust Bank, as their investment adviser.  The Board reviews the various services provided by the Adviser to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The Trustees and executive officers of the Funds and their principal occupations during the past five years are set forth below.  Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified.  Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust.  The following table indicates that the Board of Trustees currently consists of six trustees that are not considered to be “interested persons” (as that term is defined in the 1940 Act) (“Independent Trustees”) and two trustees that are considered to be interested persons of the Funds.  All Trustees classified by the Funds as “interested trustees” also serve as directors of Illinois Agricultural Association (“IAA”), Illinois Agricultural Holding Co. (“IAHC”), COUNTRY Life Insurance Company (“CLIC”), COUNTRY Mutual Insurance Company (“CMIC”) and COUNTRY Trust Bank (“CTB”).  IAA owns 98.8% of the outstanding voting securities of IAHC.  IAHC owns 99.9% of the outstanding stock of CLIC.  CLIC owns 100% of the outstanding stock of CTB. Philip T. Nelson serves as Trustee and as President of CLIC, CTB, IAHC and IAA.

Board of Trustees

Name, Address(1), and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
William G. Beeler Born: 1939	Trustee	2005-Present	Farmer; Chairman, Environment Committee to Study McLean County into the 21st Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association.	4	None.
Charlot R. Cole Born: 1941	Trustee	1996-Present	Farmer; Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date.	4	None.
Roger D. Grace Born: 1947	Trustee	2001-Present	Farmer; Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.	4	None.
Darrel L. Oehler Born: 1947	Trustee	January 2010 - Present	Retired; Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1981-2008; Trustee Bloomington Township Water District, 2000-2008; Treasurer, McLean County Public Building Commission, 2004-2008.	4	Nu-Way Transportation, Inc. 2000-present.

Name, Address(1), and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Carson H. Varner, Jr. Born: 1945	Trustee	2007-Present	Farm Manager, Varner Farms, 1980 to date; Professor of Business Law, College of Business, Illinois State University, 1984 to date.	4	None.
Robert W. Weldon Born: 1934	Trustee & Chairman of the Board	2003-Present 2006-Present	Retired; Vice President and Trustee: Town of Normal Police Pension Board, 2004 to date.	4	None.
Interested Trustees(2)
Philip T. Nelson Born: 1957	Trustee	2003-Present	Farmer; Director: IAA and Affiliated Companies, 1999 to date; President: Illinois Agricultural Association and Affiliated Companies(3), 2003 to date; Director: COUNTRY Trust Bank(4), 2000 to date; President and Chairman of the Board: COUNTRY Trust Bank(4), 2003 to date; Chairman: COUNTRY Capital Management Company, 2003 to date; Director: COUNTRY Capital Management Company, 1999 to date.	4	Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date.
William H. Olthoff Born: 1943	Trustee	2007-Present	Farmer; Director: Illinois Agricultural Association and Affiliated Companies(3), 2000 to date; Director: COUNTRY Trust Bank(4), 2003 to date.	4	None.

(1)	The mailing address for all the Funds’ Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705, Towanda Avenue, Bloomington, Illinois 61702.
(2)
Each of the interested Trustees either serves or served within the past two (2) years as a Director of the Illinois Agricultural Association (IAA), Illinois Agricultural Holding Co. (IAHC), COUNTRY Life Insurance Company (CLIC), COUNTRY Mutual Insurance Company (CMIC), and COUNTRY Trust Bank (CTB).  IAA owns 98.8% of the outstanding voting securities of IAHC.  IAHC owns 99.9% of the outstanding voting securities of CLIC.  CLIC owns 100% the outstanding voting securities of CTB.  CLIC owns 100% of the outstanding voting securities of COUNTRY Capital Management Company (“CCMC”).

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, including COUNTRY Trust Bank and COUNTRY Capital Management Company, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company, and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

Officers

Name, Address(1), and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Richard L. Guebert, Jr. Born: 1951	Vice President	2004-Present	Farmer. Director and Vice President: Illinois Agricultural Association and Affiliated Companies(3), 2003 to date; Vice President: COUNTRY Trust Bank(4), 2003 to date.
John D. Blackburn Born: 1948	Vice President	2001-Present	Chief Executive Officer: COUNTRY Financial(2), 2001 to date.
Robert W. Rush, Jr. Born: 1945	Vice President	1999-Present	Senior Vice President & Trust Officer: COUNTRY Trust Bank(4), 1999 to date.
Bruce D. Finks Born: 1953	Vice President	1996-Present	Vice President - Investments: COUNTRY Trust Bank(4), 1995 to date. Director: RiverGlass, Inc., 2007 to date.
Scott Hancock Born: 1957	Vice President	January 2010- Present	Trust Officer and Director of Retirement & Investment Services Department, COUNTRY Trust Bank, 2000-2010.
Phillip T. Nelson Born: 1957	President	2003-Present
Farmer; Director and President: Illinois Agricultural Association and Affiliated Companies(3), 2003 to date; Director, President and Chairman of the Board: COUNTRY Trust Bank(4), 2003 to date; Director: American Farm Bureau
Federation and certain of its Affiliated Companies, 2004 to date; Chairman: COUNTRY Capital Management
Company, 2003 to date; Director:
COUNTRY Capital Management
Company, 1999  to date.

Peter J. Borowski Born: 1950	Controller	2005-Present	Vice President and Controller, COUNTRY Trust Bank(4), 2005 to date; Vice President and Corporate Controller, COUNTRY Financial,(2) 2003 to date.
Barbara L. Mosson Born: 1952	Chief Compliance Officer Anti-Money Laundering Compliance Officer	2005-Present 2005-Present	Chief Compliance Officer, COUNTRY Trust Bank(4), 2000 to date.

Name, Address(1), and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
James M. Jacobs Born: 1966	General Counsel and Secretary	2008-Present
General Counsel and Secretary: Illinois Agricultural Association and Affiliated Companies(3), 2008 to date; Various Attorney Positions: Illinois Agricultural Association and Affiliated Companies(3), 2005 to 2008; General Counsel and Secretary: COUNTRY Trust Bank(4),
2008 to date.

Derek Vogler Born: 1971	Vice President	2006-Present	Vice President; Investments and Trust Officer, COUNTRY Trust Bank(4), 1995 to date.
Alan K. Dodds Born: 1961	Treasurer	2009-Present
Treasurer: COUNTRY Trust Bank(3),
2009 to date; Vice President, Finance and Treasurer, Illinois Agricultural
Association and Affiliated Companies(3), 2009 to date; Finance Director, Flex-N-
Gate Automotive Corporation, 2001 to
2009.

(1)	The mailing address for all of the Fund’s Officers and Trustees is in care of the COUNTRY Mutual Funds, 1705 Towanda Avenue, Bloomington, IL 61702.
(2)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc., and other Affiliated Companies.

(3)
Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Financial Group, including COUNTRY Trust Bank and COUNTRY Capital Management Company, Illinois Agricultural Holding Co., Illinois Agricultural Service Company, IAA Foundation and other affiliated entities.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.

Trust Committees
The Funds currently have an Executive Committee, a Nominating and Conflicts Committee, an Audit Committee, and a Qualified Legal Compliance Committee.

The Executive Committee is currently comprised of Trustees Cole, Nelson and Weldon.  Under the Bylaws of the Funds, the Executive Committee is empowered to exercise any and all of the powers of the Board in the management of the business and affairs of the Funds.  The Executive Committee did not hold any meetings between January 1, 2009 and December 31, 2009.

The Nominating and Conflicts Committee is currently comprised of six (6) Independent Trustees: Trustees Beeler, Cole, Grace, Oehler, Varner and Weldon.  The function of the Nominating and Conflicts Committee is to nominate for election (or appointment) non-interested Trustees of the Funds and to monitor the Funds for conflicts.  The Nominating and Conflicts Committee met 4 times between January 1, 2009 and December 31, 2009.  The Committee will consider shareholder nominations.  Submissions for recommended candidates from shareholders should be submitted in writing to COUNTRY Mutual Funds Trust, Office of the General Counsel, Secretary, 1701 Towanda Avenue, P.O. Box 2901, Bloomington, IL 61702.  Submissions must include the proposed nominee’s name, age, business, and resident addresses and principal occupation and the number of shares of the Trust owned.  The submission shall also include any material deemed relevant for the review of the proposed nominee along with a signed consent of the proposed nominee verifying his or her willingness to serve as a Trustee if elected.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the Trust not later than 100 days prior to the shareholder meeting at which such nominee would be voted on.

The Audit Committee is currently comprised of six (6) Independent Trustees: Trustees Beeler, Cole, Grace, Oehler, Varner and Weldon.  The functions of the Audit Committee include recommending the independent registered public accounting firm to the Board, monitoring the performance of the independent registered public accounting firm, reviewing the results of audits and responding to certain other matters deemed appropriate by the Board.  The Audit Committee met 2 times between January 1, 2009 and December 31, 2009.

The Board of Trustees has a Qualified Legal Compliance Committee (“QLCC”) of six (6) Independent Trustees: Trustees Beeler, Cole, Grace, Oehler, Varner and Weldon.  The QLCC is responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not hold any meetings between January 1, 2009 and December 31, 2009.

Board Leadership Structure
The Board of Trustees is comprised of eight (8) Trustees.  Two (2) of the Trustees are interested Trustees and six (6) are Independent Trustees.  The Board currently strives to maintain a Board composition of 75% Independent Trustees and 25% interested Trustees.  Robert W. Weldon, an Independent Trustee, serves as Chairman of the Board as well as the Audit Committee Financial Expert.    The Board has determined that the number of Trustees is sufficient given the number of Funds in the complex and the net assets of the Funds.

The Funds currently have four (4) Board Committees.  They are: the Executive Committee, the Nominating and Conflicts Committee, the Audit Committee, and the Qualified Legal Compliance Committee.  To foster open dialogue and full participation among Board members in Board of Trustees’ oversight duties, including risk management oversight, all Independent Trustees serve on the following Committees:  Nominating and Conflicts Committee, Audit Committee, and Qualified Legal Compliance Committee.  The Board further retains a rotating seat on the Valuation Committee in order that a Trustee may participate in valuation determinations made by the Committee before ratification by the full Board.

All Independent Trustees serve on the Nominating and Conflicts Committee, which, guided by its Nominating and Conflicts Charter and Procedures, selects and nominates candidates for Independent Trustee positions.  Candidates are assessed by their experience, qualifications, attributes, and skills.  The Trustees have determined that the leadership structure of the Board is appropriate given the number of Funds in the complex and the asset classes of the Funds, the net assets of the Trust, the quality of the investment adviser, the investment philosophy of the Funds, and the focused distribution of the Funds.

The Board of Trustees’ role is one of oversight and not day-to-day management of the Funds.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the Vice Presidents, Treasurer, and Chief Compliance Officer, who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Board of Trustees has appointed the Chief Compliance Officer, who reports directly to the Board and who participates in the Board’s meetings and provides a quarterly compliance report.  In addition, the Chief Compliance Officer presents an annual compliance report to the Board of Trustees outlining any material changes to the compliance policies and procedures of the Funds and how those procedures are designed to mitigate compliance risk.  Further, the Chief Compliance Officer meets with the Independent Trustees at least once a year without management present.  The Chief Compliance Officer and other officers of the Funds report to the Board of Trustees in the event any material risk issues arise between Board meetings.

The Audit Committee further assists with this oversight function. The Audit Committee of the Funds meets regularly with the independent registered public accountants.  Further, the Nominating and Conflicts Committee is presented yearly with documentation regarding any potential conflicts with the sale of the COUNTRY VP Growth Fund and COUNTRY VP Bond Fund in conjunction with the sale of these Funds in variable annuity contracts and variable insurance policies.  The Qualified Legal Compliance Committee exists to deal with any material compliance issue brought to its attention which has not already been resolved among management of the Funds.  Last, the Independent Trustees meet quarterly without management present in order to facilitate an open and frank dialogue among the Trustees regarding the affairs of the Funds, including the Board’s role of oversight of risk management.

Trustee Qualifications
Below is a brief summary for each Trustee of the Funds, of the specific experience, qualifications, attributes, or skills that led to the Board of Trustees’ conclusion that each individual listed below is qualified to serve as a Trustee for the Funds.  Additional information regarding the Trustees can be found in the “Trustees and Officers of the Funds” section of the Statement of Additional Information.

William G. Beeler.  Mr. Beeler has served as a Trustee of the Trust since 2005.  Mr. Beeler is a farmer and has served in the past on numerous municipal and organizational boards including: McLean County Cooperative Extension, McLean County Zoning Board of Appeals, McLean County Regional Planning Commission, McLean County Livestock Association, and the Environment Committee to Study McLean County into the 21st Century.  Mr. Beeler has previously served as a District Assistant for Congressman Tom Ewing and has also served as State Executive Director, USDA, Farm Service Agency.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Beeler is experienced with financial, accounting, regulatory, and investment matters.

Charlot R. Cole.  Ms. Cole has served as a Trustee of the Trust since 1996.  Ms. Cole is a farmer and property developer.  She has served as a Chairman of the Macoupin-Greene County Cooperation Extension Council and as Secretary and Treasurer of Cole Farms, Inc.  Through her experience as a Trustee of the Funds, and her employment experience, Ms. Cole is experienced with financial, accounting, regulatory, and investment matters.

Roger D. Grace.  Mr. Grace has served as a Trustee of the Trust since 2001.  Mr. Grace is a farmer and has served as a Director and as Secretary of Illini FS, an agricultural cooperative providing agricultural inputs to the industry.  Through his experience as a Trustee of the Funds, a director of an agriculture company, and his employment experience, Mr. Grace is experienced with financial, accounting, regulatory, and investment matters.

Philip T. Nelson.  Mr. Nelson has served as a Trustee of the Trust since 2003.  Mr. Nelson is a farmer and currently serves as a Director and as President of the Illinois Agricultural Association.  He also serves as President of the insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Life Insurance Company, and COUNTRY Investors Life Assurance Company.  Philip Nelson serves on the Board of Directors and as Chairman of the Board for numerous companies including COUNTRY Capital Management Company and COUNTRY Trust Bank.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Nelson is experienced with financial, accounting, regulatory, and investment matters.

Darrel L. Oehler.  Mr. Oehler has served as a Trustee of the Trust since January 2010.   Mr. Oehler is a retired accountant and partner with the accounting firm of Striegel, Knobloch & Co.  Mr. Oehler has also served as a Trustee for the  Bloomington Township Water District and as Treasurer of the McLean County Public  Building Commission.  Through his employment experience, Mr. Oehler is experienced with financial, accounting, regulatory, and investment matters.

William H. Olthoff.  Mr. Olthoff has served as a Trustee of the Trust since 2007.  He is a farmer and also serves as a Director for the Illinois Agricultural Association.  He also serves on the Board of Directors of the insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company and COUNTRY Trust Bank.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Olthoff is experienced with financial, accounting, regulatory, and investment matters.

Carson H. Varner, Jr.  Mr. Varner has served as a Trustee of the Trust since 2007. Mr. Varner is a lawyer and Professor of Business Law since 1975.  Professor Varner holds an MBA, MA, and a JD.  He is currently a Professor at the College of Business at Illinois State University where he teaches international business law, business ethics, and teaches assorted classes in the university’s MBA program.  Mr. Varner is the author of numerous scholarly articles on business law and ethics as well as numerous business articles for daily periodicals.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Varner is experienced with financial, accounting, regulatory, and investment matters.

Robert W. Weldon.  Mr. Weldon has served as a Trustee of the Trust since 2003.  Mr. Weldon holds an MBA from Harvard Business School.  He has served as Treasurer of the Illinois Agricultural Association and as Vice President- Finance & Treasurer of assorted insurance and financial services companies comprising COUNTRY Financial, including COUNTRY Mutual Insurance Company, COUNTRY Life Insurance Company, COUNTRY Capital Management Company, and the IAA Trust Growth Fund, Inc., a predecessor company to COUNTRY Mutual Funds Trust.  He retired from these roles at various times in the late 1990's.  Through his experience as a Trustee of the Funds and his employment experience, Mr. Weldon is experienced with financial, accounting, regulatory, and investment matters.

None of the Trustees have held any other directorship in the past five years in any public company or any other registered investment company other than this Trust.  However, the Trustees have collectively served as directors on a multitude of private company boards.  Please see the Board of Trustees section of this Statement of Additional Information for further detail on other directorships held and principal occupation of each Trustee.

Trustees’ Holdings
The following table shows the Trustees’ ownership of the Funds’ Shares and of any other funds in the family of investments companies overseen by the Trustees as of December 31, 2009(1):

Name of Trustee or Nominee	Dollar Range of Equity Securities In The Funds as of December 31, 2009	Aggregate Dollar Range of Equity Securities In All Funds(1) Overseen Or To Be Overseen By Director In Family Of Investment Companies(2)
Interested Trustees
Philip T. Nelson	None	$50,001-$100-000
William H. Olthoff	None	$50,001-$100-000
Independent Trustees
William G. Beeler	None	Over $100,000
Charlot R. Cole	None	$10,001-$50,000
Darrel L. Oehler(3)	None	None
Roger D. Grace	None	$10,001-$50,000
Carson H. Varner, Jr.	None	$50,001-$100,000
Robert W. Weldon	None	$50,001-$100,000
__________________________
(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.
(2)	The COUNTRY family of investment companies consists of four portfolios offered for sale to the public, two of which are described in this Statement of Additional Information.
(3)	Mr. Oehler was elected by the shareholders to the Board of Trustees effective January 18, 2010.

Independent Trustee Ownership of Securities
No Independent Trustee (or his or her immediate family members) owns any securities of the Adviser or the Distributor, or any securities of an entity controlling, controlled by, or under common control with the Adviser or the Distributor (not including registered investment companies), as of December 31, 2009.

Compensation for Trustees
The Trustees of the Funds receive a trustee’s fee of $1,500 per calendar quarter.  The Trustees may also be reimbursed for travel expenses for each meeting of the Board attended, and while engaged in special work authorized by the President of the Funds or by the Board.  Trustees and Officers of the Trust who are also officers, directors or employees of the Adviser or COUNTRY Trust Bank do not receive any remuneration from the Funds for serving as trustees or officers.  The Funds do not provide any pension or retirement benefits for the Trustees.

During the fiscal year ending December 31, 2009, the Independent Trustees received the following compensation:

Name Of Trustee	Aggregate Compensation From Each Fund	Pension Or Retirement Benefits Accrued As Part Of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust And Fund Complex Paid To Trustee(1)
Interested Trustees
Philip T. Nelson	VP Growth: $0 VP Bond: $0	$0	$0	$0

William H. Olthoff	VP Growth: $0 VP Bond: $0	$0	$0	$0
Independent Trustees
William G. Beeler	VP Growth: $ 634 VP Bond: $ 1,226	$0	$0	$6,000

Charlot R. Cole	VP Growth: $ 634 VP Bond: $ 1,226	$0	$0	$6,000

Roger D. Grace	VP Growth: $ 634 VP Bond: $ 1,226	$0	$0	$ 6,000

Nancy J. Erickson(2)	VP Growth: $ 304 VP Bond: $ 626	$0	$0	$ 3,000

Darrel L. Oehler(3)	VP Growth: $0 VP Bond: $0	$0	$0	$0

Carson H. Varner, Jr.	VP Growth: $ 634 VP Bond: $ 1,226	$0	$0	$ 6,000

Robert W. Weldon	VP Growth: $ 634 VP Bond: $ 1,226	$0	$0	$ 6,000
(1)	The COUNTRY family of investment companies consists of four portfolios offered for sale to the public, tow of which are described in this Statement of Additional Information.
(2)	Ms. Erickson resigned from the Board of Trustees effective June 30, 2009.
(3)	Mr. Oehler was elected by the shareholders to the Board of Trustees effective January 18, 2010.

Codes of Ethics

The Funds, the Adviser and distributor have adopted Codes of Ethics, as required by applicable law, which are designed to prevent affiliated persons of the Funds, the Adviser and distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics).  There can be no assurance that the Codes of Ethics will be effective in preventing such activities.  These Codes of Ethics permit personnel to invest in securities for their own accounts, subject to certain conditions.

The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, N.E., Washington, DC  20549.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The Codes of Ethics are available on the SEC’s website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section at the address listed above.

Proxy Voting and Principal Holders of Securities

The Funds have authorized the Adviser to vote proxies for stocks and other investments that are held within the portfolios of the Funds on behalf of its shareholders.

The Adviser’s authority to vote proxies or to act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract with the Funds.  The Adviser votes proxies and acts on other shareholder actions in a timely manner as part of its discretionary authority and in accordance with these Procedures.

When exercising voting authority for the Funds, it is the policy of the Adviser to promote the interest of the Funds’ shareholders and to place the Funds’ shareholders interests first.

In order to cast an informed vote on important matters affecting companies whose stock and other investments are held for the Funds’ shareholders, the Adviser will:

•	Calendar and monitor shareholder meetings.
•	Monitor corporate actions and events related to proxy solicitations.
•	Analyze and evaluate proxy solicitations when received.

•	Identify material conflicts of interest which could affect how proxies are voted.
•	Obtain client direction or consent in matters involving material conflicts of interest.
•	Conduct research appropriate to the matters presented for voting.
•	Document voting decisions, including instances where voting is not exercised.
•	Retain voting records in an easily accessible format for six years, the first two years on premises.

Conflicts of Interest
The Adviser will take all necessary steps to ensure that proxies are voted in the best interests of the Funds’ shareholders.  The Adviser seeks to identify potential material conflicts of interest between the Fund(s), on the one hand, and the Adviser and/or the distributor, on the other hand, through enforcement of its Code of Ethics and other policies and procedures, including disclosing outside business interests, other business activities, personal securities holdings and transactions.

Voting Proxies
Each proxy issue will be considered individually.  The Adviser will conduct appropriate research for the issues presented for voting.

Routine proposals that do not change the structure, bylaws or operations of the corporation at the expense of the shareholders will usually be voted with management.  Proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment will usually be opposed.  Other issues will be evaluated on a case by case basis.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting record for the 12-month period ending June 30.  The Funds’ proxy voting record is available without charge, upon request, by calling toll-free 1-800-245-2100 and on the SEC’s website at www.sec.gov.

Control Persons and Principal Holders of Securities

Ownership of 25% or more of a voting security is deemed “control” as defined in the 1940 Act.  So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders.  Principal holders own of record or beneficially 5% or more of a fund’s outstanding voting securities.

As of March 31, 2010, the following were considered to be principal holders of the Funds:

Principal Holders of the VP Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
COUNTRY Mutual Insurance Company 1701 Towanda Avenue Bloomington, IL 61701	1,000,185	90.21%	Owner of Record
COUNTRY VP FBL Financial 1701 Towanda Avenue Bloomington, IL 61701	108,509	9.79%	Beneficial Owner

Principal Holders of the VP Bond Fund

Name and Address	Shares	% Ownership	Type of Ownership
COUNTRY Mutual Insurance Company 1701 Towanda Avenue Bloomington, IL 61701	1,500,628	75.59%	Owner of Record
COUNTRY VP FBL Financial 1701 Towanda Avenue Bloomington, IL 61701	484,493	24.41%	Beneficial Owner

COUNTRY Investors Life Assurance Company is an insurance company which markets variable annuities and variable universal life insurance policies (“Variable Annuity and Insurance Products”).  They are affiliated with the Adviser. The Funds are investment option choices within these Products.  To the extent there is a shareholder vote of the Funds, COUNTRY Investors Life Assurance Company generally votes the shares of the Funds participating in the Variable Annuity and Insurance Products in accordance with instructions received from the Variable Annuity and Insurance Products policy or contract holders.  COUNTRY Investors Life Assurance Company will vote shares for which no instructions were received or were not timely received in proportion to the voting instructions received from policy or contract holders.  The effect of this proportional voting is that a small number of shareholders may determine the outcome of the vote.

COUNTRY Investors Life Assurance Company through its separate accounts own a substantial portion of the Funds’ outstanding shares, other than the shares of the Funds purchased for investment by COUNTRY Mutual Insurance Company to start the Funds.

Management Ownership
As of March 31, 2010, the Officers and Trustees of the Funds as a group owned none of the issued and outstanding capital stock of any of the Funds.

Investment Advisory and Other Services

The Adviser
COUNTRY Fund Management, a Department of COUNTRY Trust Bank, a federally registered investment an Adviser, serves as Adviser to the Funds of COUNTRY Mutual Funds Trust.

The Funds and the Adviser have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board, by votes of the shareholders or by the Adviser upon sixty days written notice.  The agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain Fund expenses, each Fund pays the Adviser annual fees that are based on that Fund’s average daily net assets.  Such fees are computed on a daily basis and paid monthly.  Through an Expense Waiver and Reimbursement Agreement, the Adviser has agreed to reduce its fees and reimburse the VP Growth Fund to the extent its total annualized expenses exceed 0.90% of average daily net assets.  Similarly, the Adviser has agreed to reduce its fees and reimburse the VP Bond Fund to the extent its total annualized expenses exceed 0.70% of average daily net assets.  The fee waiver and expense reimbursement do not apply to acquired funds fees and expenses.

Subject to the general supervision of the Board and in accordance with the investment objective, policies, and restrictions of the Fund, the Adviser provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Adviser (or its delegate) will, subject to the Board’s oversight, provide investment advice consistent with the Fund’s investment objective and policies; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions; prepare and make available to the Fund all necessary research and statistical data; maintain or cause to be maintained all required books, records, and reports, and other information not maintained or furnished by another service provider of the Fund; vote proxies relating to the portfolio securities of each Fund in the best interest of that Fund and its shareholders, and make available to the Fund free of charge the Adviser’s proxy voting policies and procedures, and a record of all votes cast, with respect to such proxy voting on the Fund’s behalf; and all other services required in connection with management of the Fund.

Advisory Fees for the
Fiscal Year Ended 12/31/09
Fund Name	Advisory Rate	Advisory Fee Incurred	Fees Waived and Expenses Reimbursed by Adviser*	Advisory Fee Paid Net of Waivers
VP Growth Fund	0.75%	$72,932	$41,377	$31,555
VP Bond Fund	0.50%	$93,822	$82,129	$11,693
* Excludes waiver of custody fees.

Advisory Fees for the
Fiscal Year Ended 12/31/08
Fund Name	Advisory Rate	Advisory Fee Incurred	Fees Waived and Expenses Reimbursed by Adviser*	Advisory Fee Paid Net of Waivers
VP Growth Fund	0.75%	$89,011	$44,132	$44,879
VP Bond Fund	0.50%	$87,776	$63,948	$23,828
*Excludes waiver of custody fees.

Advisory Fees for the
Fiscal Year Ended 12/31/07
Fund Name	Advisory Rate	Advisory Fee Incurred	Fees Waived and Expenses Reimbursed by Adviser*	Advisory Fee Paid Net of Waivers
VP Growth Fund	0.75%	$105,759	$43,786	$61,973
VP Bond Fund	0.50%	$80,518	$50,481	$30,037
*Excludes waiver of custody fees.

Controlling Shareholders
COUNTRY Life Insurance Company owns 100% of the outstanding voting securities of COUNTRY Trust Bank.  Illinois Agricultural Holding Co. owns 99.9% of issued and outstanding stock of COUNTRY Life Insurance Company.  Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture owns 98.8% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co.

Portfolio Managers
The following table shows the number of other accounts managed by the Funds’ portfolio managers and the total assets in the accounts managed within various categories as of December 31, 2009.

Country VP Bond Fund

				with Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets

John Jacobs	Registered Investment Companies	1	$185,075,169	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	5	$8,628,408,404	0	$0

Chad Hancock	Registered Investment Companies	1	$185,075,169	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	5	$8,628,408,404	0	$0

Mark Burns	Registered Investment Companies	1	$185,075,169	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	5	$8,628,408,404	0	$0

Darren Meyer	Registered Investment Companies	1	$185,075,169	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	5	$8,628,408,404	0	$0

Country VP Growth Fund

				with Advisory Fee based on performance
Portfolio Manager	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets

John D. Enlund	Registered Investment Companies	1	$192,659,285	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	5	$677,594,886	0	$0

Mike Ruesy	Registered Investment Companies	1	$192,659,285	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	1	$495,308,782	0	$0

Derek Vogler	Registered Investment Companies	1	$192,659,285	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	39	$298,408,296	0	$0

Gregory M. Winn	Registered Investment Companies	1	$192,659,285	0	$0
	Other Pooled Investment Vehicles	0	$ 0	0	$0
	Other Accounts	1	$609,477,329	0	$0

Material Conflicts of Interest
The Adviser believes there are not any material conflicts of interest among the management of the individual Funds or between the Funds and other advisory client accounts managed by the Adviser or the portfolio manager.  However, from time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other funds, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other.  The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades.

Investment Opportunities.  A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  Potential conflicts of interest may also arise when allocating and/or aggregating trades.  Portfolio managers aggregate into a single trade order several individual contemporaneous orders in a single security.  When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating accounts in a fair and equitable manner.

The Funds and other accounts are managed using a core philosophy and trades are allocated on a pro-rata basis to all accounts participating in a buy or sell action.  In all circumstances, portfolio managers will use best efforts to allocate transactions among the Funds and other accounts in a manner believed to be equitable to each, either with respect to a given transaction or considering all transactions over a reasonable period of time.  The Adviser will use best efforts to ensure fairness to the Funds and other accounts, both in priority of execution or orders and in the allocation of the price obtained in the execution of trades.  As such, like orders received from multiple portfolio managers for multiple accounts will be processed on a first-in, first-out or otherwise equitable basis.

Compensation Structure
Portfolio managers receive no compensation, either directly or indirectly, from the Funds. Portfolio managers are compensated by COUNTRY Trust Bank in the form of a fixed base salary and a bonus based on the financial performance of the COUNTRY Financial group of companies (“COUNTRY”). COUNTRY Fund Management, the Adviser, is a department of COUNTRY Trust Bank.  The portfolio managers are subject to a standard company-wide system of performance measurement with standard annual salary and performance reviews. Annual salary increases are based upon overall employee performance, tenure, experience and the comparative relationship of the individual’s salary to the estimated market value of the position; as well as a number of qualitative and quantitative evaluation criteria which include research analysis, performance of portfolio managers with individual client accounts, the attainment of client service goals and new business and product development.  One factor of a portfolio manager’s performance is his/her performance in managing or assisting in the managing of one or more of the COUNTRY Funds.  However, compensation is not based on the performance or the amount of assets of a Fund. Moreover, many other factors are considered in the review process. Employees of COUNTRY receive the same annual bonus of a percentage of eligible earnings tied to COUNTRY’s financial performance.

Securities Owned in the Fund by Portfolio Managers
As of December 31, 2009, the portfolio managers owned the following equity securities in the Funds:

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
VP Growth Fund	John D. Enlund	None
	Mike Ruesy	None
	Derek Vogler	None
	Gregory M. Winn	None
VP Bond Fund	John Jacobs	None
	Chad Hancock	None
	Mark Burns	None
	Darren Mayer	None

Fund Officers Affiliated with the Adviser
The following persons who are officers of the Funds also hold positions with the Adviser:

John D. Blackburn, Peter J. Borowski, Alan K. Dodds, Bruce D. Finks, Scott Hancock, James M. Jacobs, Barbara L. Mosson, Robert W. Rush, Jr. and Derek Vogler.

The Distributor
The exclusive distributor of the Funds’ shares is COUNTRY Capital Management Company (“CCMC” or “Distributor”), located at 1705 Towanda Avenue., Bloomington, Illinois 61701.  CCMC serves as principal underwriter and national distributor for the shares of the Funds pursuant to a distribution agreement with the Funds dated July 21, 2003 (the “Distribution Agreement”).  CCMC is registered as a broker-dealer under the Securities Exchange Act of 1934 and applicable state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (formerly the National Association of Securities Dealers, Inc.).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.

Rule 12b-1 Plan
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act.  All payments made pursuant to this plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisers, financial planners, and others.  The Funds have not implemented the Plan of Distribution.

Pursuant to the Plan of Distribution, the Funds may compensate the Distributor from assets attributable to the Funds’ shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares.  The Plan of Distribution provides that the Distributor will be reimbursed only for expenses incurred.  It is anticipated that a portion of any amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with such services. The Distributor may also use a portion of any amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Funds’ shares.  The Plan of Distribution provides that the Funds may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its shares in respect of activities primarily intended to result in the sale of the shares.  Under terms of the Plan of Distribution and the Distribution Agreement, each Fund is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the shares for such entities’ fees or expenses incurred or paid in that regard.

Each Fund pays all expenses not assumed by the Adviser or COUNTRY Trust Bank, including, but not limited to: trustees’ fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC, taxes, cost of insurance, fees of the Funds’ administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of Fund shares, payments under the Funds’ Plan of Distribution and any fees assessed against the Funds by the Public Company Accounting Oversight Board.

Other Service Providers

The Transfer Agent
U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202,  provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees.  Management believes that the fees for these services are comparable to those charged by others who perform such services.

Accounting Services
The Funds have entered into Accounting Services Agreements with USBFS.  USBFS provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such services.

Administrative Services
The Funds have entered into Administration Agreements with USBFS.  USBFS provides administration services for an annual fee, which management believes is comparable to those charged by others who perform such services.

Administrative Services Fee Paid

Fund Name
	Fiscal Year Ended 12/31/09	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07
VP Growth Fund	$ 7,332	$8,066	$9,343
VP Bond Fund	$17,513	$12,094	$10,764

The Custodian
COUNTRY Trust Bank, 1705 Towanda Ave., P.O. Box 2020, Bloomington, Illinois 61702, serves as custodian for the Funds.  COUNTRY Trust Bank is an affiliated person of the Funds.  As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund’s investments.  None of the trustees, officers or other employees of the Funds ever have personal possession of any Fund’s investments.  These services do not include any managerial or policy making functions of the Funds.  The Funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Registered Public Accounting Firm
Ernst & Young LLP serves as the independent registered public accounting firm for the Funds.

Brokerage

Each Fund always seeks to effect its transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that it can obtain reasonable execution at the most favorable prices.  Purchases from dealers include the spread between the bid and the asked price.  Accordingly, each Fund, through the Adviser negotiates commission rates in accordance with the reliability and quality of a broker’s or dealer’s services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the Fund on a continuing basis.  Thus, what a Fund determines to be the most favorable commission price may be higher than the lowest available price.  In evaluating the overall reasonableness of brokerage commissions paid, each Fund through the Adviser maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

A wide variety of investment research, analysis, economic, financial and statistical data as well as other information is available from many brokers. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.  The Adviser recognizes that such information may have value when placing   trades for the Funds.  When specific recommendations or information provided by a broker result in securities transactions by a Fund, the Adviser places the transactions through that broker if the Adviser believes that the broker can provide good execution.  This action may cause the Funds to pay broker commissions that are higher than those obtainable from other brokers.  It is the opinion of the Adviser that the furnishing of research, statistical, and other financial information to the Funds, or the Funds’ Adviser, by brokers and dealers, will not materially reduce the cost to the Adviser of fulfilling the terms of its advisory contract with a Fund because the Adviser must review and analyze such information along with all other information available to it.

The primary brokerage allocation criterion of a Fund is that it obtains reasonable execution at the most favorable prices.  If two or more brokers or dealers meet this criterion, a Fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the Fund or the Adviser.  Research information obtained from brokers and dealers by COUNTRY Fund Management while servicing a Fund may also be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Fund Management in servicing each Fund.  Further, not all research information obtained from brokers and dealers while serving the Fund may be used by the Fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by COUNTRY Fund Management (including one or more of these Funds) and/or other discretionary accounts served by COUNTRY Trust Bank.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when a Fund, acting on the advice of COUNTRY Fund Management, believes that to do so is in the interest of such Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.  In some cases, this system could have a detrimental effect on the price or value of a security insofar as a Fund is concerned.  In other cases, however, the ability of a Fund to participate in volume transactions may produce better executions for a Fund.

Brokerage commissions for the VP Growth Fund for the fiscal years ended December 31, 2007 through 2009 were as follows:

Fiscal Year	Brokerage Commissions	Portion Paid for Research Services
2007	$12,326	$1,260
2008	$8,259	$642
2009	$6,861	$ 843

The table below indicates the portion of the VP Growth Fund’s aggregate brokerage for the fiscal year ended December 31, 2009 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Fund	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
VP Growth	$370,219	$1,266

No brokerage transactions are allocated to brokers or dealers for the sale of a Fund’s shares; such sales are made by COUNTRY Capital Management Company through its own representatives.

During the fiscal years ended December 31, 2007, 2008 and 2009 all transactions for the VP Bond Fund were placed with a principal market dealer.  No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Fund Management receives a specific research product from Lipper, Inc., known as Lipper LANA, in exchange for placing an agreed upon amount of trades.  COUNTRY Fund Management participates in this arrangement on behalf of the COUNTRY Funds.  Trades for the portfolios of the Funds, the Bank’s privately managed clients and affiliate clients support this arrangement.  COUNTRY Fund Management through COUNTRY Trust Bank also has an arrangement whereby COUNTRY Fund Management and COUNTRY Trust Bank receive specific research software products known as Baseline in exchange for placing an agreed amount of trades on behalf of privately managed accounts and the COUNTRY Funds.  If the agreed upon amount of trades is exceeded during the calendar year, excess amounts are carried forward to future years.  Any shortfall in the agreed upon amount of trades placed will be paid directly by COUNTRY Fund Management or COUNTRY Trust Bank.

During the fiscal year ended December 31, 2009, the Funds acquired securities of certain of their “regular brokers or dealers” as defined in the 1940 Act, or their parents, as described below.

VP GROWTH FUND
Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 12/31/09
JPMorgan Chase & Co.	$225,018

VP BOND FUND
Security of “Regular Broker/Dealer” of the Portfolio	Value of Portfolio’s Aggregate Holding of Securities as of 12/31/09
JPMorgan Chase & Co.	$270,532
Merrill Lynch & Co. Inc.	$157,841
Citigroup, Inc.	$104,527

Additional arrangements consistent with applicable regulatory requirements may be utilized in order to receive other research and brokerage services.

Purchases, Redemptions, and Pricing of Shares

Net Asset Value
Shares of each Fund are purchased at net asset value as described in the Prospectus.  The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares.  Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Valuation of All Funds
For both of the Funds, securities listed on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day.  Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ Market will be valued at the last sale price, or if the last sale price is unavailable, at the mean between the last preceding bid and asked price.  Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value.  Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost.  Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

The net asset value per share is computed by dividing the value of the securities held by each Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Fund outstanding at such time, as shown below:

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how the Funds calculated the net asset value per share as of December 31, 2009 is as follows:

VP Growth Fund

$11,294,009	=	$10.16
1,111,783

VP Bond Fund

$19,725,568	=	$ 10.28
1,918,279

Valuation of NASDAQ Equity Securities
Each portfolio security that is listed on the NASDAQ Market is valued using its Nasdaq Official Closing Price (“NOCP”), whenever an NOCP is reported for that security.  If no NOCP is reported for that security, but a consolidated closing price (“CCP”) is reported for that security, then the security will be valued pursuant to its CCP.  Any such security for which the closing price is not available will be valued at the mean between the closing bid and closing ask price for that security.

Redemptions in Kind
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash.  The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.  A shareholder may incur brokerage costs if the securities received were subsequently sold.

Redemptions
Payment to insurance companies for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a Fund may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the Fund’s net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Taxation

Each Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions (as a percentage of the Fund’s overall income), and the composition of the Fund’s portfolio assets.  Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes.  If a Fund failed to qualify, it would be required to pay such taxes.

The Funds, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Fund.

To qualify for treatment as a regulated investment company, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing.  For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not “directly related” to a regulated investment company’s “principal business of investing” in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

•	98% of the Fund’s ordinary income for the calendar year;
•
98% of the Fund’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and

•	any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.  Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.  These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts.  Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.  Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The arrangements concerning these Funds are similar to, but different in some respects from, those described by the Treasury Department in rulings in which it was determined that Variable Contract Owners were not owners of separate account assets.  Since you may have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that the IRS might treat you as the owner of your Variable Contract’s proportionate share of the assets of the separate account.  You should review your Variable Contract’s prospectus and statement of additional information and you should consult your own tax adviser as the possible application of the “investor control” doctrine to you.

If the IRS or the Treasury Department issues new guidance on the application of the “investor control” doctrine, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund’s investment objective or investment policies.  A Fund’s investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Capital Loss Carryovers.   Capital loss carryovers as of December 31, 2009 were as follows:

	Net Capital Loss	Capital Loss
	Carryover	Carryover Expiration
VP Growth Fund	(183,606)	12/31/16
	(760,545)	12/31/17
VP Bond Fund	—	—

Distributor Compensation

Shares of the Funds are continuously offered to insurance companies through the Distributor pursuant to the distribution agreement with CCMC, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan.  Any fees or expenses incurred by CCMC but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the Adviser out of its own legitimate profits.

Financial Statements

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations, and annual financial statements audited by Ernst & Young LLP, independent registered public accounting firm for the Funds.  The Funds’ most recent Annual Report to Shareholders dated December 31, 2009 is a separate document that is incorporated by reference in this Statement of Additional Information.  A copy of the Annual Report to Shareholders may be obtained from the Fund upon request and without charge.

Appendix “A” -- Descriptions of Securities Ratings

COMMERCIAL PAPER RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”): “PRIME-1” and “PRIME-2” are Moody’s two highest commercial paper rating categories.  Moody’s evaluates the salient features that affect a commercial paper issuer’s financial and competitive position.  The appraisal includes, but is not limited to the review of such factors as:

1.	Quality of management.
2.	Industry strengths and risks.
3.	Vulnerability to business cycles.
4.	Competitive position.
5.	Liquidity measurements.
6.	Debt structures.
7.	Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor’s, a Division of McGraw-Hill Companies, Inc. (“S&P”):

“A-1” and “A-2” are S&P’s two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:
1.	Liquidity ratios are adequate to meet cash requirements.
2.	Long-term senior debt is rated “A” or better.
3.	The issuer has access to at least two additional channels of borrowing.
4.	Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
5.	Typically, the issuer is in a strong position in a well-established industry or industries.
6.	The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer’s paper is rated  “A-1” or “A-2”. Additionally, within the “A-1” designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation.  This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

The four highest bond ratings of S&P and their meanings are:

“AAA”   Bonds rated “AAA” have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

“AA”    Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

“A”     Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

“BBB”   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from “AA” to “BB” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “P” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA”, “AA”, “A”, and “BBB”, commonly known as “investment-grade” ratings) are generally regarded as eligible for bank investment.

Moody’s: The four highest ratings of Moody’s and their meanings are:

“Aaa”   Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”    Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the “Aaa” group they comprise what are generally known as high-grade bonds.  They are rated lower then the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A”     Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”   Bonds which are rated “Baa” are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

COUNTRY MUTUAL FUNDS TRUST

PART C - OTHER INFORMATION

Item 28.                 Exhibits:

(a)
Declaration of Trust.  A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Initial Registrant’s Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

(b)	By-Laws. Bylaws, dated August 9, 2001 as amended October 31, 2005, as filed with Post-Effective Amendment No. 18 to Registrant’s April 28, 2006 is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. Not applicable

(d)	Investment Advisory Contracts.

(1)
The Trust’s Investment Advisory Agreement with respect to the Growth and Bond Funds, effective October 31, 2001, as filed with Post-Effective Amendment No. 1 to the Registration Statement on November 1, 2001, is incorporated herein by reference.  The First Amendment to the Investment Advisory Agreement, effective July 1, 2006, as filed with the Registration Statement on Form N-14 on July 13, 2006 is incorporated herein by reference.  The Second Amendment to the Investment Advisory Agreement, effective July 30, 2007, as filed with Post-Effective Amendment No. 21 to the Registration Statement on October 29, 2007 is incorporated herein by reference.

(2)
The Trust's Investment Advisory Agreement with respect to the VP Growth and VP Bond Funds, dated July 21, 2003, as filed with Post-Effective Amendment No. 6 to the Registration Statement on September 10, 2003, is incorporated herein by reference.  The First Amendment to the Investment Advisory Agreement, dated July 1, 2006, as filed with the Registration Statement on July 13, 2006 is incorporated herein by reference.  The Second Amendment to the Investment Advisory Agreement, effective July 30, 2007, as filed with Post-Effective No. 21 to the Registration Statement on October 29, 2007 is incorporated herein by reference.

(e)	Underwriting Contracts.

(1)
The Trust’s Distribution Agreement with respect to the Growth and Bond Funds, effective October 31, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference and the Second Amendment to the Underwriting Agreement, effective August 1, 2007, as filed with Post-Effective Amendment No. 21 to the Registration Statement on October 29, 2007 is incorporated herein by reference.

(2)
The Trust's Distribution Agreement with respect to the VP Growth, and VP Bond Funds, dated July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The First Amendment to the Underwriting Agreement, effective August 1, 2007, as filed with Post-Effective Amendment No. 21 to the Registration Statement on October 29, 2007 is incorporated herein by reference.

(f)           Bonus or Profit Sharing Contracts.  None.

(g)
Custodian Agreement. The Trust’s Custodian Agreement, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(h)           Other Material Contracts.

(1)
Transfer Agent Servicing Agreement: The Trust’s Transfer Agent Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The Amendment to the Transfer Agent Servicing Agreement dated May 1, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated herein by reference.  The Third Amendment to the Transfer Agent Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.

(2)
Fund Administration Servicing Agreement:  The Trust’s Fund Administration Servicing Agreement, effective April 28, 2003 and as amended July 21, 2003 as filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement filed electronically on September 10, 2003 is incorporated herein by reference.  The Second Amendment to the Fund Administration Servicing Agreement dated May 1, 2006 and the Third Amendment to the Fund Administration Servicing Agreement dated July 28, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 are incorporated herein by reference.  The Fourth Amendment to the Fund Administration Servicing Agreement dated April 30, 2007 as filed with Post-Effective Amendment No. 21 to the Registrant’s Registration Statement filed electronically on October 29, 2007 is incorporated herein by reference.  The Fifth Amendment to the Fund Administration Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.

(3)
Fund Accounting Servicing Agreement: The Trust’s Fund Accounting Servicing Agreement executed May 1, 2006 and as amended July 28, 2006 as filed with Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed electronically on October 27, 2006 is incorporated herein by reference.  The Second Amendment to the Fund Accounting Servicing Agreement dated May 1, 2009 as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.

(i)	Legal Opinion.

(1)
Legal Opinion with respect to the Growth and Bond Funds, dated October 31, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(2)
Legal Opinion with respect to the VP Growth and VP Bond Funds dated April 2, 2004 as filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement filed electronically on April 6, 2004 is incorporated herein by reference.

(j)	Other Opinions – consent of Independent Registered Public Accounting Firm.

(1)
Consent of Independent Registered Public Accounting Firm with respect to the Growth and Bond Funds as filed with Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed electronically on October 28, 2009 is incorporated herein by reference.

(2)	Consent of Independent Registered Public Accounting Firm with respect to the VP Growth and VP Bond Fund is filed herewith.

(k)           Omitted Financial Statements.  None

(l)           Initial Capital Agreements.  None

(m)	Rule 12b-1 Plan:

The Trust’s Rule 12b-1 Plan effective November 1, 2001 as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(n)
Rule 18f-3 Plan.  The Trust’s Rule 18f-3 Plan with respect to the Growth and Bond Funds, effective November 1, 2001, as filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement filed electronically on November 1, 2001 is incorporated herein by reference.

(o)           Reserved.

(p)	Codes of Ethics.

(1)
Code of Ethics for COUNTRY Mutual Funds, as amended and restated, effective July 28, 2008 as filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on October 28, 2008 is incorporated herein by reference.

(2)
Code of Ethics for COUNTRY Fund Management, a department of COUNTRY Trust Bank, effective July 28, 2008, as filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on October 28, 2008 is incorporated herein by reference.

(3)
Code of Ethics for COUNTRY Capital Management Company, as amended and restated, effective March 18, 2008, as filed with Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on April 28, 2008 is incorporated herein by reference.

(q)	Power of Attorney as filed with Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on February 22, 2010 is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant.

IAA Control Chart as of June 30, 2009.

*ILLINOIS AGRICULTURAL ASSOCIATION

Illinois Agricultural Association and Affiliated Companies as of June 30, 2009

1.	COUNTRY Mutual Insurance Company
2.	COUNTRY Casualty Insurance Company
3.	COUNTRY Preferred Insurance Company
4.	Riverglass, Inc.
5.	Middlesex Mutual Assurance Company
6.	CCM Real Estate II, LLC
7.	Cotton States Mutual Insurance Company
8.	Shield Insurance Company
9.	Holyoke Mutual Insurance Company in Salem
10.	Holyoke of Salem Insurance Agency, Inc.
11.	Modern Service Insurance Company
12.	CC Services, Inc.
13.	Midfield Corporation
14.	MSI Preferred Insurance Company
15.	Illinois Agricultural Holding Co.
16.	COUNTRY Life Insurance Company
17.	COUNTRY Investors Life Assurance Company
18.	COUNTRY Capital Management Company
19.	COUNTRY Trust Bank
20.	COUNTRY Mutual Funds Trust
21.	Cotton States Life Insurance Company
22.	CS Marketing Resources, Inc.
23	Illinois Agricultural Service Company
24.	IAA Credit Union
25.	Illinois Agricultural Auditing Association
26.	IAA Foundation
27.	Agricultural Support Association
28.	Prairie Farms Dairy, Inc.
29.	Muller-Pinehurst Dairy, Inc.
30	East Side Jersey Dairy, Inc.
31.	Southern Belle Dairy LLC
32.	P.F.D. Supply Corporation
33.	Ice Cream Specialties, Inc.
34.	GMS Transportation Co.
35.	Madison Farms Butter, L.L.C.
36.	Roberts Dairy Company, LLC
37.	Hiland Dairy Foods Company, LLC
38.	Turner Holdings, LLC
39.	Belfonte Ice Cream Co.
40.	SkyPark, LLC
41.	GROWMARK, Inc. **
42.	FS Risk Management Services, Inc.

43.	FS Preferred Insurance Company
44.	MID-CO COMMODITIES, Inc.
45.	Great Lakes Grain
46.	FS Financial Services Corporation
47.	TOTAL GRAIN MARKETING, LLC
48.	WESTERN GRAIN MARKETING
49.	CSE GROWMARK, LLC
50.	Cornex Technologies, Inc.
51.	AgriVisor, LLC
52.	Northern Grain Marketing, LLC
53.	FS Services Ontario Ltd.
54.	Interprovencial Cooperative, Ltd.
55.	GROWMARK FS, LLC
56.	Project Explorer Mark II Corporation
57.	Malta Texo Holding Company
58.	Malta Industries, LLC
59.	Malta Holdings, LLC
60.	FS Partners, Inc.
61.	3098584 Nova Scotia Company
62.	GROW-AG, Inc.
63.	FS Fuel, LLC
64.	Seedway, LLC
65.	Newtech Engineering & Environmental, LLC
66.	Allied Seed, LLC
67.	Norfolk FS Partners, Inc.
68.	3105194 Nova Scotia Company
69.	Norfolk FS
70.	1105433 Ontario Inc.
71.	UPI, Inc.
72.	UPI Holdings, Inc.
73.	UPI Energy, LP
74.	Case N’ Dunn
75.	Dykstra Fuels

1.	Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
3.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4.	Organized in Delaware as a business corporation. 20.33% of voting securities owned by COUNTRY Mutual Insurance Company and 20.33% of voting securities owned by COUNTRY Life Insurance Company.
5.	Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6	Organized in Delaware as a limited liability company. 99.99% of voting securities owned by COUNTRY Mutual Insurance Company
7.	Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
8.	Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company.

9.	Organized in Massachusetts as a mutual insurance company. Board and management control and 81.9% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10.	Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
11.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
12.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
13.	Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
14.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15.	Organized in Illinois as a business corporation. 98.8% of voting securities owned by Illinois Agricultural Association.
16.	Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
17.	Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
18.	Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
19.	Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.
20.	Organized in Delaware as a business trust. 56.69% of voting securities (measured by
21.	Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.
22.	Organized in Florida as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company.
23.	Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
24.	Organized as an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies.
25.	Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
26	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
27.	Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
28.	Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
29.	Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
30.	Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc
31.	Organized in Illinois as a limited liability company. 90% of voting securities owned by Prairie Farms Dairy, Inc. and 10% of voting securities owned by East Side Jersey Dairy, Inc.
32.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
33.	Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

34.	Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
35	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
36.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
37.	Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.
38.	Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC.
39.	Organized in Missouri as a business corporation. 100% of voting securities owned by Hiland Dairy Foods Company, LLC.
40.	Organized in Missouri as a limited liability company, 25% of voting securities owned by Hiland Dairy Foods Company, LLC.
41.	Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association.
42.	Organized in Delaware under the General Corporation Act. 91.02% of voting securities owned by GROWMARK, Inc. and 8.98% of voting securities owned by FS Financial Services Corporation.
43.	Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.
44.	Organized in Delaware under the General Corporation Act. 80% of voting securities owned by GROWMARK, Inc.
45.	Organized in Canada as a Partnership. 50% of voting securities owned by GROWMARK, Inc.
46.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
47.	Organized in Delaware as a limited liability company. 54% of voting securities owned by FS Financial Services Corporation.
48.	Organized in Delaware as an LLC. 55.81% of voting securities owned by FS Financial Services Corporation.
49.	Organized in Florida as a limited liability company. 50% of voting securities owned by FS Financial Services Corporation.
50.	Organized in Delaware as a limited liability company. 51% of voting securities owned by CSE GROWMARK, INC.
51.
Organized in Delaware as a limited liability company.  51% of voting securities owned by  FS Financial Services Corporation and 49% of voting securities owned by Illinois Agricultural Holding Company Association.

52	Organized in Delaware as a limited liability company. 78% of voting securities owned by FS Financial Services Corporation.
53.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
54.	Organized in Ontario under the Business Corporations Act. 7% of voting securities owned by FS Services Ontario, Ltd.
55.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
56.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
57.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by Project Explorer Mark II Corporation.
58.	Organized in Delaware as a limited liability company. 50% of voting securities owned by GROWMARK, Inc.

59.	Organized in Delaware as a limited liability company. 100% of voting securities owned by Malta Industries LLC.
60.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
61.	Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc.
62.	Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
63.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROW-AG, Inc.
64.	Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
65.	Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.
66.	Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.
67.	Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
68.	Organized in Canada under the Business Corporation Act. 100% of voting securities owned by Norfolk FS Partners, Inc.
69.	Organized in Canada under the Business Corporation Act. 60% of voting securities owned by 3105194 Nova Scotia Company.
70.	Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
71.	Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.
72.	Organized in Canada. 100 % of voting securities owned by UPI, Inc.
73.	Organized in Canada as a limited liability partnership. 99.999% of voting securities owned by UPI, Inc.
74.	Organized in Canada. 100% of voting securities owned by UPI, Inc.
75.	Organized in Canada. 100% of voting securities owned by UPI, Inc.

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

** GROWMARK, Inc. owns stock in approximately 38 of its Illinois and Iowa member companies

Item 30.                 Indemnification:

Article VII of the Registrant’s Declaration of Trust provides the following:

Section 2.              Limitation of Liability.

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.  At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate.  The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

Section 3.              Indemnification.

(a)           Subject to the exceptions and limitations contained in Section 3(b) of this Article:

(i)
every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law  against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in  settlement, fines, penalties and all other liabilities whatsoever.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(ii)
in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are  parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion  of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Article VI of the Registrant’s Bylaws provides the following:

Section 2.              Indemnification.

Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Section 3.              Limitations, Settlements.

No indemnification shall be provided hereunder to an agent:

(a)
who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

(b)
with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)           by the court or other body before which the proceeding was brought;

(ii)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)
by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.                 Business and Other Connections of Investment Advisor.

COUNTRY Fund Management and COUNTRY Trust Bank also provide investment services to the COUNTRY® Insurance & Financial Services group.  COUNTRY Trust Bank exercises fiduciary powers as permitted by its charter.

Other substantial business, professional, vocational or employment activities of each director and officer of COUNTRY Trust Bank during the past two fiscal years are:

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Philip T. Nelson Director, President and Chairman of the Board
12/18/03-Present – President and Chairman of the Board:
5/1/00-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

12/10/03-Present – President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – President and Director:
Modern Service Insurance Company

*3/19/04-Present - President
8/24/00-Present - Director:
Agricultural Support Association

*12/18/03-Present – President:
12/20/99-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

12/18 /03-Present – Chairman:
12/20/99-Present – Director:
COUNTRY Capital Management Company

12/18/03-Present-Chairman:
12/22/99-Present – Board of Trustees:
IAA Foundation

Name and Position	Substantial Business Activities During Past Two Fiscal Years

*12/12/03-Present – President:
12/16/99-Present - Director:
Illinois Agricultural Service Company

*12/10/03-Present – President:
12/8/99-Present – Director:
Illinois Agricultural Association

1/14/04-Present – Director, Midwest Region:
American Farm Bureau Federation
American Farm Bureau, Inc.
American Farm Bureau Insurance Services, Inc.
American Agricultural Communications Systems, Inc.
American Agricultural Insurance Agency, Inc.
American Agricultural Insurance Company
American Agricultural Marketing Association

1978-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Richard Louis Guebert, Jr. Director and Vice President
12/18/03-Present – Vice President and Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

12/18/03-12/22/2009  – Director:
AgriVisor Services, Inc.

1/29/04-Present – Vice President:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

Name and Position	Substantial Business Activities During Past Two Fiscal Years
Richard Louis Guebert, Jr.
*6/21/06-Present – Vice President and Director:
Modern Service Insurance Company

*3/19/04-Present – Vice President:
12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Vice President and Director:
CC Services, Inc.
COUNTRY Capital Management Company
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Vice President and Director:
Illinois Agricultural Association

*1/23/04-Present – Vice President:
12/18/03-Present – Director:
Illinois Agricultural Service Company

*12/18/03-Present – Vice Chairman, Board of Trustees:
IAA Foundation

04/80-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Darryl Robert Brinkmann Director	12/20/06-Present - Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

Name and Position	Substantial Business Activities During Last Two Fiscal Years

*6/21/06-Present – Director:
Modern Service Insurance Company

*12/22/04-Present - Director:
Agricultural Support Association

*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Charles Michael Cawley Director	12/20/06-Present - Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020 *6/21/06-Present – Director: Modern Service Insurance Company

Name and Position	Substantial Business Activities During Last Two Fiscal Years

*12/22/04-Present - Director:
Agricultural Support Association
*12/20/04-Present - Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/08/04-Present – Director:
Illinois Agricultural Association

1981-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Michael John Kenyon Director	12/20/04-Present - Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020 *6/21/06-Present – Director: Modern Service Insurance Company

Name and Position	Substantial Business Activities During Last Two Fiscal Years

*12/17/01-Present - Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

03/69-Present – Self - Employed Farm Owner-Operator
*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
Terry Allen Pope Director
12/19/05-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*12/22/06 –12/22/09 – Director:
AgriVisor Services, Inc.

*12/20/06 –Present – Director:
COUNTRY Capital Management Company

*6/21/06-Present – Director:
Modern Service Insurance Company

*12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
J.C. Pool Director
12/19/05-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06-Present – Director:
Modern Service Insurance Company

*12/19/03-Present – Director:
Agricultural Support Association

*12/18/03-Present – Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/10/03-Present – Director:
Illinois Agricultural Association

1973-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
James Donald Schielein Director
12/19/08-12/22/09 – Director:
AgriVisor Services, Inc.

12/20/04-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present - Director:
Illinois Agricultural Association

1990-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
Richard David Ochs Director
12/20/04--Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

*12/17/01-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/01-Present – Director:
Illinois Agricultural Association

1976-Present – Self - Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Andrew Thomas Nappi Director	5/1/00-Present – Director: COUNTRY Trust Bank 1705 Towanda Avenue P.O. Box 2020 Bloomington, IL 61702-2020

Name and Position	Substantial Business Activities During Last Two Fiscal Years
Randal Kent Schleich Director
12/19/08-12/22/09 – Director:
AgriVisor Services, Inc.

12/18/03-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present - Director:
Illinois Agricultural Association

1977-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                   Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
William Harris Olthoff Director
12/18/03-Present – Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

07/30/07-Present-Trustee:
COUNTRY Mutual Funds Trust
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL 61702-2020

*6/21/06 –Present – Director:
Modern Service Insurance Company

*12/18/00-Present – Director:
Agricultural Support Association
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/5/00-Present – Director:
Illinois Agricultural Association

1967-Present – Self-Employed Farm Owner-Operator

*All Addresses:     1701 Towanda Avenue
                                  Bloomington, IL  61702

Name and Position	Substantial Business Activities During Last Two Fiscal Years
James Alfred Andersen Director
12/18/08-Present-Director:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

6/21/06-Present-Director:
Modern Service Insurance Company

12/22/04-Present- Director:
Agricultural Support Association

12/20/04-Present-Director:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

12/08/04-Present-Director:
Illinois Agricultural Association

1975-Present-Self-Employed Farm Owner-Operator:
21229 Grant Brick Road
Thompsonville, IL 62890

Name and Position	Substantial Business Activities During Last Two Fiscal Years
W. Anderson Director
*12/21/09-Present -- Director of:
COUNTRY Trust Bank

*6/21/06-Present -- Director of:
Modern Service Insurance Company

*12/20/05-Present -- Director of:
Agricultural Support Association

*12/19/05-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/06/05-Present -- Director of:
Illinois Agricultural Association

3/85-Present -- Self-Employed Farm Owner-Operator:
17646 Liken Road
Geneseo, IL  61254

Name and Position	Substantial Business Activities During Last Two Fiscal Years
Scott Halpin Director
*12/21/09-Present -- Director of:
COUNTRY Trust Bank

*6/21/06-Present -- Director of:
Modern Service Insurance Company

*12/20/05-Present -- Director of:
Agricultural Support Association

*12/19/05-Present -- Director of:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
Illinois Agricultural Holding Co.

*12/06/05-Present -- Director of:
Illinois Agricultural Association

10/00-Present -- Self-Employed Farm Owner-Operator:
8675 S Halpin Road
Gardner, IL  60424

Officers:
Name and Position	Substantial Business Activities During Last Two Fiscal Years
John D. Blackburn Chief Executive Officer	See information on “Trustees and Officers of the Funds”, Part B.
Barbara A. Baurer Executive Vice President
4/20/05-Present – Executive Vice President:
3/19/03-4/20/05 - Vice President:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

*2/4/05-Present - Vice Chairman:
*1/1/05-Pressent - President:
*1/1/05-Present - Director:
Cotton States Life Insurance Company
CS Marketing Resources, Inc.
Shield Insurance Company
Cotton States Mutual Insurance Company

*6/21/06-Present – Executive Vice President & Chief
Operating Officer:
Modern Service Insurance Company

6/27/00-Present-Director:
2/12/03-Present  – President:
*2/10/04-Present – Vice Chairman:
MSI Preferred Insurance Company

1/1/00-Present  – Director:
1/1/03-Present  – President:
*5/6/04-Present – Vice Chairman:
Holyoke Mutual Insurance Company in Salem

*5/7/04-Present – Chairman:
*4/26/02-Present – President:
*5/26/98-Present - Director:
Middlesex Mutual Assurance Company

*9/1/99-Present – Executive Vice President and Chief
Operating Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

*5/26/98-Present - Director:
Midfield Corporation

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61702

Robert W. Rush, Jr. Senior Vice President and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
David A. Magers Executive Vice President and Chief Financial Officer
4/18/07-Present - Executive Vice President & Chief
Financial Officer:
COUNTRY Trust Bank
1705 Towanda Avenue
P.O. Box 2020
Bloomington, IL  61702-2020

05/10/07-Present-Executive Vice President & Chief
Financial Officer:
1/1/05-Present - Director:
Cotton States Life Insurance Company

CS Marketing Resources, Inc.
Cotton States Mutual Insurance Company
Shield Insurance Company

5/4/07-Present – Executive Vice President  & Chief
Financial Officer::
12/1/03-Present – Director:
MSI Preferred Insurance Company

*4/18/07-Present – Executive Vice President  & Chief
Financial Officer:
Modern Service Insurance Company

12/1/03-Present – Vice Chairman & Director:
Midfield Corporation

5/4/07-Present – Executive Vice President  & Chief
Financial Officer:
12/1/03-Present – Director:
Middlesex Mutual Assurance Company

5/3/07-Present – Executive Vice President  & Chief
Financial Officer:
12/1/03-Present – Director:
Holyoke Mutual Insurance Company in Salem

5/3/07-Present – Executive Vice President  & Chief
Financial Officer:
Holyoke of Salem Insurance Agency, Inc.

4/18/07-Present – Executive Vice President & Chief
Financial Officer::
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

4/18/07-Present – Executive Vice President:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL  61702

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61702

Doyle J. Williams Executive Vice President and Chief Marketing Officer
4/18/07 – Executive Vice President and Chief Marketing
Officer:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

05/10/07-Present-Executive Vice President & Chief
Marketing Officer
1/1/05-Present - Director:
Cotton States Mutual Insurance Company

05/10/07-Present- Executive Vice President & Chief
Marketing Officer
Cotton States Life Insurance Company
CS Marketing Resources, Inc.
Shield Insurance Company

4/18/07 – Executive Vice President and Chief
Marketing Officer:
Modern Service Insurance Company

02/01/07-Present-Director
MSI Preferred Insurance Company
10/18/06-Present – Chief Executive Officer & Chief Marketing
Officer:
COUNTRY Capital Management Company

5/2/08-Present- Executive Vice President:
8/3/01-Present – Director:
Middlesex Mutual Assurance Company
Midfield Corporation

4/18/07 – Executive Vice President and Chief Marketing
Officer:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company
5/2/08-Present – Executive Vice President:
8/1/01-Present – Director:
Holyoke Mutual Insurance Company in Salem

1/25/07 – Present – Director:
RiverGlass, Inc.

*The above listed companies are all affiliated
and reside at the following address:

1701 Towanda Avenue, Bloomington, IL  61702

Deanna L. Frautschi Executive Vice President- Human Resources & Communications
4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

5/2/08-Present – Executive Vice President:
5/3/07-Present – Director:
Holyoke Mutual Insurance Company in Salem

5/2/08-Present – Executive Vice President:
5/4/07-Present – Director:
Middlesex Mutual Assurance Company

4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
COUNTRY Capital Management Company
1705 Towanda Avenue
Bloomington, IL  61702

4/18/07-Present -  Executive Vice President, Human
Resources & Communications:
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

5/3/07-Present – Director:
MSI Preferred Insurance Company

04/18/07-Present- Executive Vice President, Human
Resources & Communications
Modern Service Insurance Company

*The above listed companies are all affiliated and reside
at the following address:1701 Towanda Avenue
Bloomington, IL  61702

Alan T. Reiss Senior Vice President Service Operations
4/20/05-Present - Senior Vice President, Service
Operations:
COUNTRY Trust Bank
1705 Towanda Avenue
Bloomington, IL  61702-2020

5/5/05-Present – Senior Vice President, Service
Operations:
Holyoke Mutual Insurance Company in Salem

04/25/06-Present-Senior Vice President, Service
Operations
Cotton States Life Insurance Company
CS Marketing Resources, Inc.
Cotton States Mutual Insurance Company
Shield Insurance Company

5/7/04-Present – Senior Vice President, Service
Operations:
Middlesex Mutual Assurance Company

*4/21/04-Present – Senior Vice President,
Service Operations
CC Services, Inc.
COUNTRY Casualty Insurance Company
COUNTRY Investors Life Assurance Company
COUNTRY Life Insurance Company
COUNTRY Mutual Insurance Company
COUNTRY Preferred Insurance Company

2/8/05-Present – Senior Vice President,
Service Operations:
MSI Preferred Insurance Company

2/8/05-Present – Senior Vice President, Service
Operations:
Modern Service Insurance Company

*The above listed companies are all affiliated and reside
at the following address:

1701 Towanda Avenue, Bloomington, IL  61702

James M. Jacobs General Counsel, Secretary and Chief Legal Officer	See information on “Trustees and Officers of the Funds”, Part B.
Alan K. Dodds Treasurer	See information on “Trustees and Officers of the Funds”, Part B.
Scott S. Hancock Director – Retirement & Investment Services and Trust Officer	See information on “Trustees and Officers of the Funds”, Part B.
Bruce D. Finks Vice President-Investments	See information on “Trustees and Officers of the Funds”, Part B.
Barbara L. Mosson Chief Compliance Officer	See information on “Trustees and Officers of the Funds”, Part B.
Peter J. Borowski Vice President and Controller	See information on “Trustees and Officers of the Funds”, Part B.
Derek C. Vogler Vice President-Investments	5/05-Present - Vice President-Investments & Trust Officer: 10/95-5/05 – Investment Analyst, Portfolio Manager: COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, IL 61702-2020

Item 32.                 Principal Underwriter.

(a)(1)           Quasar Distributors, LLC, the Registrant’s principal underwriter for the Growth and Bond Funds, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Keystone Mutual Funds
Advisors Series Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	Masters' Select Funds Trust
Alpine Series Trust	Matrix Advisors Value Fund, Inc.
Artio Global Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Funds, Inc.	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Funds Trust
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds
Jensen Portfolio, Inc.

(a)(2)           COUNTRY Capital Management Company, the Registrant’s principal underwriter for the VP Growth and VP Bond Funds, acts as principal underwriter for the following:

COUNTRY Investors Variable Annuity Account	COUNTRY Investors Variable Life Account

(b)(1)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(b)(2)           To the best of Registrant’s knowledge, the directors and executive officers of COUNTRY Capital Management are as follows:

Name and Principal Business Address*	Position and Offices with the Underwriter
Terry A. Pope	Director
Philip T. Nelson	Chairman of the Board & Director
Richard Guebert Jr.	Vice President & Director
James M. Jacobs	General Counsel, Secretary, and Chief Legal Officer
Alan K. Dodds	Vice President-Finance and Treasurer (Principal Financial & Accounting Officer)
David A. Magers	Executive Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Deanna L. Frautschi	Executive Vice President-Communications & Human Resources
Virginia M. Smith	Assistant Secretary
John R. Novack	Assistant Secretary
Thomas B. Harris	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Jeffrey S. Koerner	Assistant Secretary
Peter J. Borowski	Vice President, Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller
Robert McDade	FINRA Executive Representative and Chief Compliance Officer
Michael J. Kenyon	Director
Richard D. Ochs	Director
*The principal business address of all of the persons listed above is 1705 Towanda Avenue, Bloomington, Illinois, 61702.

(c)(1)

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar	0	0	0	$[__]

(c)(2)               Not applicable.

Item 33.                 Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accountant, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s custodian	COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, Illinois 61701
Registrant’s investment advisor	COUNTRY Fund Management, a department of COUNTRY Trust Bank 1705 Towanda Avenue Bloomington, Illinois 61701

The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by Alan K. Dodds, Treasurer, 1701Towanda Avenue, Bloomington, Illinois 61701.

The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by James M. Jacobs, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61701.

Item 34.                 Management Services.

Not Applicable.

Item 35.                 Undertakings.

(a)
If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

(b)
The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and the State of Illinois on April 28, 2010.

COUNTRY MUTUAL FUNDS TRUST
By:   /s/ Philip T. Nelson
Name:    Philip T. Nelson
Title:      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Philip T. Nelson	President (Principal Executive Officer) & Trustee	April 28, 2010
Philip T. Nelson
/s/ Alan K. Dodds	Treasurer (Principal Financial & Accounting Officer)	April 28, 2010
Alan K. Dodds

/s/ Charlot R. Cole*	Trustee	April 28, 2010
Charlot R. Cole

/s/ William G. Beeler*	Trustee	April 28, 2010
William G. Beeler

/s/ Roger D. Grace*	Trustee	April 28, 2010
Roger D. Grace

/s/ Darrel L. Oehler*	Trustee	April 28, 2010
Darrel L. Oehler

/s/ William Olthoff*	Trustee	April 28, 2010
William Olthoff

/s/ Carson H. Varner, Jr.*	Trustee	April 28, 2010
Carson H. Varner, Jr.

/s/ Robert W. Weldon*	Trustee	April 28, 2010
Robert W. Weldon

*By: /s/ James M. Jacobs		April 28, 2010
James M. Jacobs
Attorney-in-fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(j)(2)	Consent of Independent Registered Public Accounting Firm